As filed with the Securities and Exchange Commission on August 3, 2007
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07881
Brazos Mutual Funds
(Exact name of registrant as specified in charter)
5949 Sherry Lane, Suite 1600
Dallas, TX 75225
(Address of principal executive offices) (Zip code)
Wayne Willems
5949 Sherry Lane, Suite 1600
Dallas, TX 75225
(Name and address of agent for service)
1-800-426-9157
Registrant’s telephone number, including area code
Date of fiscal year end: November 30, 2007
Date of reporting period: May 31, 2007

Item 1.	Report to Stockholders.

Brazos Micro Cap Portfolio
Brazos Small Cap Portfolio
Brazos Mid Cap Portfolio
Brazos Growth Portfolio

Investment Adviser
Brazos Capital Management
5949 Sherry Lane, Suite 1600 Dallas, Texas 75225
www.brazosfunds.com

1.800.426.9157	www.brazosfunds.com

Dear Fellow Shareholder,

U.S. stock markets posted gains for the six-month period ended May 31, 2007. The markets’ upward trend, which had begun in July 2006, was driven largely by solid corporate earnings growth and an extended pause in the Federal Open Market Committee’s (FOMC) interest rate increases. The FOMC left its target short-term rate unchanged at 5.25% throughout the reporting period, after having raised it 17 times between June 2004 and June 2006. Notably, at its March meeting, the FOMC softened its tightening bias, providing a possible signal that upcoming rates might be cut. Equities advanced in the face of a slowing economy, largely caused by a housing market slump. U.S. gross domestic product (GDP) grew at an annualized 2.5% in the fourth quarter, followed by a slight 1.3% annualized growth rate for the first quarter of 2007.

Strong merger and acquisition activity throughout the reporting period also contributed to market strength. Following $4 trillion in global merger and acquisition activity in 2006, the activity continued into 2007, surpassing $2.2 trillion through May and included takeovers by private equity firms.

A brief but steep market correction was triggered by a sharp decline in the Shanghai Index in late February, which sparked corrections in equity markets around the globe, including the U.S. Increasing concern surrounding the weakening housing market in general and the financial health of sub-prime mortgage lenders in particular also contributed to the U.S. market pullback. By mid-March, though, markets had seemingly shrugged off those concerns and continued to move upward through the end of the reporting period.

In this market environment, the Brazos Funds performed well. Small cap stocks delivered solid gains, although larger capitalization growth stocks began to take over market leadership. Market leaders included Consumer Discretionary stocks, and select companies in the Healthcare, Producer Durables, and Financial Services sectors. Successful stock selection generally contributed to the Brazos Funds performance in each of these sectors. Please read our Fund Commentaries for detailed information on Fund holdings that added meaningfully to each Fund’s performance for the reporting period, as well as new Fund additions and investment themes.

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 Performance As Of May 31, 2007.
This performance data is unaudited.

									Total
	6 Months	12 Months	5 Years	5 Years	10 Years	10 Years			Annual
	Ended	Ended	Ended	Ended	Ended	Ended	Inception	Inception to	Operating	Net
	5/31/07	5/31/07	5/31/07	5/31/07	5/31/07	5/31/07	to 5/31/07	5/31/07	Expense	Expense
	Cumulative	Cumulative	Annualized	Cumulative	Annualized	Cumulative	Annualized	Cumulative	Ratio	Ratio*
Brazos Micro Cap
Class Y (Inception 12/31/1997)	16.11%	22.20%	10.82%	67.14%	n/a	n/a	16.92%	335.75%	1.75%	1.62%
Russell 2000 Growth Index(a)	9.70%	17.57%	11.22%	70.21%	n/a	n/a	4.89%	56.78%	n/a	n/a
Brazos Small Cap
Class Y (Inception 12/31/1996)	16.84%	25.65%	8.21%	48.34%	9.93%	157.73%	11.42%	208.24%	1.85%	1.36%
Russell 2000 Growth Index(a)	9.70%	17.57%	11.22%	70.21%	5.69%	73.97%	5.64%	77.07%	n/a	n/a
Brazos Mid Cap
Class Y (Inception 12/31/1996)	16.56%	17.17%	6.84%	39.20%	n/a	n/a	6.61%	60.72%	1.44%	1.22%
Russell Mid Cap Growth Index(c)	11.91%	21.34%	13.18%	85.68%	n/a	n/a	2.27%	18.09%	n/a	n/a
Brazos Growth Fund
Class Y (Inception 12/31/1998)	16.66%	17.01%	5.62%	31.45%	n/a	n/a	12.96%	178.75%	1.39%	1.22%
Russell 3000 Growth Index(b)	10.10%	20.13%	7.80%	45.55%	n/a	n/a	0.73%	6.28%	n/a	n/a

Notes are at the end of the Management Letter.

Performance data quoted represents past performances and is not indicative of future results. Investment returns and principal values may fluctuate so that, when redeemed, shares may be worth more or less than their original value. Current performance of the Portfolio may be lower or higher than the performance quoted in the table above. Performance data current to the most recent month end may be obtained by visiting www.Brazosfunds.com. Performance shown is for class Y, which do not have sales charges. Sales charges would diminish the performance returns shown.

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Market Outlook

Looking ahead, we continue to be optimistic about the economic and market environment, characterized by low interest rates and solid corporate earnings growth. The market correction experienced during the first quarter was, we believe, healthy and necessary to a sustainable, long-term bull market. Additionally, the signals from the FOMC suggest that we may be at the end of this rate tightening cycle, which would mean a rotation away from value stocks and into traditional growth stocks. This environment complements our growth discipline in uncovering companies with stable fundamentals, whose valuations are not reflected in their current prices.

We would like to take this opportunity to thank you for the confidence you have placed in us through your investment in the Brazos Funds.

Sincerely,

Mike Allocco	Jamie Cuellar
Portfolio Manager	Portfolio Manager

Brazos Micro Cap Fund Semi-annual Review

The Brazos Micro Cap Fund (“the Fund”) delivered solid gains during the six-month reporting period, outperforming its benchmark, the Russell 2000 Growth Index, in a somewhat volatile market. The Fund’s relative outperformance was driven by effective stock selection in the Consumer Discretionary, Healthcare, and Technology sectors, while holdings in the Utilities sector detracted from relative performance.

The Fund’s top performer for the reporting period was Consumer Discretionary holding Geo Group, Inc. (GEO). Geo provides outsourced services in detention and correctional facilities and has benefited from increased demand, driven in part to more rigorous policies regarding detention of illegal aliens, matched with limited existing supply. The supply/demand imbalance within the prison industry is one of the themes that we have focused on for several reporting periods, and Geo’s gains reflect the earnings expansion and share price growth that we have anticipated from this theme. Geo was sold from the portfolio late in the period due to market capitalization restrictions.

Healthcare company HMS Holdings Corporation (HMSY) was a substantial contributor to Fund performance for the reporting period. HMS seeks to identify third party payers that should have provided coverage for an individual’s healthcare services instead of the services being paid by Medicaid or Medicare. The company is paid based on its success in recouping those payments. HMS recently

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purchased its largest competitor and has been expanding its service offerings to Medicaid HMOs in addition to its core offerings to state Medicaid agencies. HMS surpassed earnings estimates for the fourth quarter of 2006 by a wide margin and achieved greater visibility during the reporting period, boosting its performance.

Technology holding Ceragon Networks (CRNT) was also a strong performer. Ceragon provides wireless solutions for a variety of customers, including cellular providers. The company’s share price increased by more than 75% during the reporting period as it benefited from improved visibility from Nokia/Siemens JV, a meaningful customer, about orders for 2007.

Utilities holding General Communication Inc. (GNCMA), a long distance communications carrier based in Anchorage, Alaska, detracted from Fund performance. The company’s share price stumbled when it lost a major long distance customer. The position was sold during the reporting period.

Looking ahead, we remain confident about the market given the positive, yet slower economic environment, strong corporate balance sheets and healthy interest rate environment. Although we are cautiously optimistic with the FOMC’s adjusted stance on interest rates, we are not convinced that the stage is yet set for rate cuts. We will continue to watch for signs that market sentiment has gotten ahead of the FOMC. We are continuing to find many opportunities within the micro cap arena, but remain disciplined on entry and exit points. We are also exploring new areas of opportunity given the changing environment, which complements our discipline of uncovering strong growth companies with stable fundamentals, before their prices reflect their valuations.

–Jamie Cuellar, Portfolio Manager

The Micro Cap Portfolio invests in smaller companies which involve additional risks such as limited liquidity and greater volatility. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Brazos Small Cap Fund Semiannual Review

The Brazos Small Cap Fund (“the Fund”) had a solid six months, outperforming its benchmark, the Russell 2000 Growth Index, in a somewhat volatile market. The Fund’s outperformance relative to its benchmark was driven by effective stock selection in the Materials, Consumer Discretionary, and Healthcare sectors, while holdings in the Technology sector detracted from relative performance.

One of the best contributors to Fund performance was Materials company Terra Industries Inc. (TRA), which gained more than 87% during the six-month reporting period. Terra, an agricultural fertilizer manufacturer and distributor, benefited from increased demand for ethanol, which has driven up corn prices. Responding to higher prices, farmers plan to plant an estimated 90 million acres of corn this growing season. Because corn requires fertilizer to maximize yield, demand for fertilizer has surged, accelerating Terra’s revenue and earnings

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growth. The increase in corn planting to meet growing demand for ethanol is a trend that we have focused on and enjoyed gains in as this thesis played out during the reporting period.

Another theme, the supply/demand imbalance within the prison industry, contributed to Fund returns during the reporting period. Consumer Discretionary holding Corrections Corporation of America (CXW) contributed significantly to Fund performance, as it exploited rising demand for correctional facilities. As demand and prices increased, analysts’ earnings estimates for Corrections Corp of America continued to grow.

Healthcare holding Sun Healthcare Group Inc. (SUNH) was a strong performer for the Fund during the reporting period. Sun, which provides nursing home and long-term care facilities to the senior population, closed on its acquisition of competitor Harborside Healthcare during the reporting period. Sun increased its occupancy rate for each of the past four quarters and exceeded earnings estimates, helping its share price to gain more than 40%.

Goodrich Petroleum Corporation (GDP) detracted from Fund performance. The oil and natural gas exploration and production company is known for “horizontal drilling” in its properties in Texas and Louisiana. The company’s share price faltered during the reporting period when it experienced poor results from one of its horizontal wells. The position was sold during the reporting period.

Looking ahead, we remain confident about the market given the positive, yet slower economic environment, strong corporate balance sheets and healthy interest rate environment. Although we are cautiously optimistic with the FOMC’s adjusted stance on interest rates, we are not convinced that the stage is yet set for rate cuts. We will continue to watch for signs that market sentiment has gotten ahead of the FOMC. We are finding many opportunities within the small cap arena, but remain disciplined on entry and exit points. We also continue to look for new areas of opportunity given the changing economic environment, which complements our discipline of uncovering strong growth companies with stable fundamentals, whose prices do not yet reflect their valuations.

–Jamie Cuellar, Portfolio Manager

The Small Cap Portfolio invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Brazos Mid Cap Fund Semiannual Review

The Brazos Mid Cap Fund (the “Fund”) performed well for the six-month reporting period, outpacing its benchmark, the Russell Midcap Growth Index. Effective stock selection in the Consumer Discretionary, Healthcare, and Financial Services sectors contributed to absolute and relative performance, while the Technology sector detracted from Fund performance.

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The Consumer Discretionary sector performed well during the reporting period, as consumers demonstrated their confidence in the economy by continuing to spend. Effective stock selection within the sector benefited relative Fund performance. Crocs, Inc. (Crox) and Guess? Inc. (GES), in particular, contributed to Fund performance. Apparel and footwear company Crocs saw its share price soar 90% during the six-month period as sales of its popular footwear line increased. Retail apparel company Guess? Inc. distinguished itself from its peers through international expansion, differentiated apparel and excellent execution.

Healthcare holding Manor Care Inc. (HCR) was a significant contributor to Fund performance. A provider of long-term care facilities, Manor Care participated in the healthcare sector’s rebound as proposed government legislation proved less onerous than originally anticipated. Manor Care exceeded analysts’ expectations for revenue and earnings for the first quarter of 2007. The position was sold during the reporting period after achieving its price target.

Successful stock selection within the financial services sector helped absolute and relative Fund performance. Holding Intercontinental Exchange (ICE), which operates an Internet-based global marketplace for trading commodities futures, benefited from high activity levels in crude oil futures during the reporting period. The company’s shares climbed 48%. MasterCard Inc. (MA) also contributed to Fund performance, thanks to continued consumer spending during the reporting period.

Airline company AMR Corporation (AMR), the parent company of American Airlines, detracted from Fund performance. The company’s share price declined 11% as oil prices rebounded. The position was sold during the reporting period.

An inventory correction throughout the Technology sector caused the sector to lag. We benefited from some holdings in this sector in late 2006, but many of those same stocks underwent corrections in early 2007.

Looking ahead, we remain confident about the market given the positive, yet slower economic environment. We are encouraged by strong corporate balance sheets, healthy consumer spending levels and fund flows away from real estate and into equities. We are currently monitoring pockets of opportunity, including the semiconductor industry, which has undergone an inventory correction. We continue to explore new areas of opportunity given the changing economic environment, which complements our discipline of uncovering strong growth companies with stable fundamentals, whose prices do not yet reflect their valuations.

–Mike Allocco, Portfolio Manager

Investing in mid capitalization stocks is more volatile than investing in large company stocks. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

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Brazos Growth Fund Semiannual Review

The Brazos Growth Fund (the “Fund”) performed well for the six-month reporting period, outpacing its benchmark, the Russell 3000 Growth Index. For the reporting period, the Consumer Discretionary, Healthcare and Producer Durables sectors contributed most to relative performance, while holdings in the Technology sector underperformed relative to the benchmark.

The Consumer Discretionary sector performed well during the reporting period, as consumers demonstrated their confidence in the economy by continuing to spend. Effective stock selection within the sector benefited relative Fund performance. Discount retailer Dollar Tree Stores (DLTR), in particular, contributed to Fund performance during the reporting period. An improved product mix, square footage growth, increasing same-store sales levels and a second concept called Deal$ combined to drive the company’s stock price up 40% during the reporting period.

Within the Producer Durables sector, two exciting themes played out well for the Fund during the reporting period. The first theme is the long-awaited expansion and upgrade of the domestic power grid. Anticipating this trend, we held shares of General Cable Corporation (BGC), a maker of electric utility cable products. As the expansion and upgrade process has begun, General Cable has experienced increased demand for its products. For the six-month reporting period, its share price surged 60%.

We have focused on and positioned the Fund to take advantage of the increase in corn planting to meet the growing demand for ethanol. AGCO Corporation (AG), which manufactures and distributes agricultural equipment and related replacement parts, benefited from this trend during the reporting period. Low corn inventories in 2006, coupled with a strong demand for ethanol, have led to a resurgence in corn prices, which in turn has led to increased planting of corn. As farmers have planted more corn, farm spending on equipment is expected to rise. AGCO is benefiting from increased South American demand where it has the largest market share. AGCO climbed 39% during the reporting period.

Residential construction company Standard Pacific Corporation (SPF) detracted from Fund performance. Despite compelling valuations, Standard Pacific’s performance was hindered as concerns surrounding mortgage quality dragged down homebuilding stocks during the reporting period. The position was sold during the reporting period.

An inventory correction throughout the Technology sector caused the sector to lag. We held an underweight position in the sector, but select holdings within the sector detracted from the Fund’s relative performance.

Looking ahead, we remain confident about the market given the positive, yet slower economic environment. We are encouraged by strong corporate balance sheets, healthy consumer spending levels, and fund flows away from real estate and into equities. We are currently monitoring pockets of opportunity, including the semiconductor industry, which has undergone an inventory correction. We continue to explore new areas of opportunity given the changing economic

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environment, which complements our discipline of uncovering strong growth companies with stable fundamentals, whose prices do not yet reflect their valuations.

–Mike Allocco, Portfolio Manager

Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Opinions expressed are those of Brazos Capital Management and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell a security.

Please refer to the remainder of this document for additional information. Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.

*	Investment performance reflects voluntary fee waivers and expense reimbursements in effect. In the absence of such waivers and reimbursements, total return would be reduced. The longer-term performance results presented for the Micro Cap, Small Cap, Mid Cap, and Growth Funds reflect periods of above average performance attributable in part to investments in certain securities during their initial public offering or other non-recurring factors. In particular, the returns for certain periods, such as 1998 and 1999 for Micro Cap, 1997 and 1999 for Small Cap, 2000 for Mid Cap, and 1999 for Growth, reflect substantial benefits from first-day realized or unrealized gains from participation in initial public offerings. It is unlikely that the Funds will benefit to the same extent from these types of gains in the future, especially if a Fund’s assets remain at current levels or if they increase. Returns are shown net of fees.

(a)	Russell 2000® Growth Index measures the performance, of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. Companies in the Russell 3000 Index, as ranked by market capitalization.

(b)	Russell 3000® Growth Index Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indexes.

(c)	Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap consists of the 800 smallest companies in the Russell 1000 Index which represent approximately 24% of the total market capitalization of the Russell 1000 Index.

You cannot invest directly in an index.

Must be preceded or accompanied by a current prospectus. Read it carefully before you invest.

The Brazos Funds are distributed by Quasar Distributors LLC. 7/07

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Example

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; interest expense and other Portfolio expenses.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/06 – 5/31/07).

Actual Expenses

The third and fourth columns of the table below provides information about account values based on actual returns and actual expenses. In addition to the sales loads on certain share classes, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Portfolio’s transfer agent. If you request that a redemption be made by wire transfer, currently the Portfolio’s transfer agent charges a $15.00 fee. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fifth and sixth columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads),

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redemption fees, or exchange fees. Therefore, the fifth and sixth columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual vs. Hypothetical Returns For the Six Months Ended May 31, 2007 (unaudited)

						Hypothetical
						(5% return
				Actual		before expenses)
		Fund’s	Beginning	Ending	Expenses	Ending	Expenses
		Annualized	Account	Account	Paid	Account	Paid
		Expense	Value	Value	During	Value	During
		Ratio[1]	12/1/06	5/31/07	Period[1]	5/31/07	Period[1]
Micro Cap Portfolio	Class Y	1.60%	$1,000.00	$1,161.10	$8.62	$1,016.95	$8.05
	Class N	1.82	$1,000.00	$1,158.70	$9.80	$1,015.86	$9.15
	Class B	1.80	$1,000.00	$1,159.30	$9.69	$1,015.96	$9.05

Small Cap Portfolio	Class Y	1.35	$1,000.00	$1,168.40	$7.30	$1.018.20	$6.79
	Class N	1.62	$1,000.00	$1,166.60	$8.75	$1,016.85	$8.15
	Class B	1.55	$1,000.00	$1,164.80	$8.37	$1,017.20	$7.80

Mid Cap Portfolio	Class Y	1.20	$1,000.00	$1,165.60	$6.48	$1,018.95	$6.04
	Class N	1.24	$1,000.00	$1,163.20	$6.69	$1,018.75	$6.24

Growth Portfolio	Class Y	1.20	$1,000.00	$1,166.60	$6.48	$1,018.95	$6.04
	Class N	1.23	$1,000.00	$1,164.00	$6.64	$1,018.80	$6.19
	Class B	1.45	$1,000.00	$1,162.80	$7.82	$1,017.70	$7.29

[1]	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days and divided by 365 to reflect the one-half year period.

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Security Description	Shares	Value

Common Stocks – 95.7%
Basic Resources – 5.4%
AM Castle & Co.	27,300	$1,010,100
Brilliant Mining Corp.*[f]	410,000	1,015,800
Northwest Pipe Co.*	51,800	1,869,980
Scorpio Mining Corporation*[f]	853,200	1,356,588

		5,252,468

Business Services – 10.9%
Cornell Companies, Inc.*	194,100	4,625,403
Darling International, Inc.*	293,600	2,657,080
Rainmaker Systems*	246,000	1,980,300
Website Pros, Inc.*	136,700	1,268,576

		10,531,359

Consumer Durables – 1.6%
Cybex International, Inc.*	227,000	1,543,600

Consumer Services – 6.9%
Aces Wired (Acquired 09/26/2006, Cost $1,000,000)*#	200,000	750,000
Granite City Food & Brewery Ltd.*	225,000	1,341,000
Kona Grill, Inc.*	55,100	1,011,085
Omega Protein Corp.*	155,100	1,358,676
US Home Systems, Inc.*	152,600	2,194,388

		6,655,149

Defense – 1.4%
ICF International, Inc.*	72,300	1,331,766

Electronic Components – 4.5%
Astronics Corp.*	39,600	1,110,384
NetLogic Microsystems, Inc.*	57,600	1,776,384
Pericom Semiconductor Corp.*	132,400	1,451,104

		4,337,872

Energy – 8.7%
Bolt Technology Corp.*+	40,600	1,791,678
Carrizo Oil & Gas, Inc.*+	25,400	1,033,018
Kodiak Oil & Gas Corp.*[f]	286,900	1,778,780
Mitcham Industries, Inc.*	134,100	2,235,447
TGC Industries, Inc.*	151,900	1,648,115

		8,487,038

Financial Services & Software – 1.0%
FCStone Group, Inc.*	23,700	1,002,273

Healthcare Products – 6.8%
Cardiac Science Corp.*	138,500	1,455,635
Conceptus, Inc.*	54,000	1,003,320
Micrus Endovascular Corp.*	62,500	1,336,875

See Notes to Financial Statements

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Security Description	Shares	Value

Common Stocks (continued)
Healthcare Products (continued)

NuVasive, Inc.*	68,700	$1,783,452
Symmetry Medical, Inc.*	64,400	987,252

		6,566,534

Healthcare Services – 13.2%
Animal Health International, Inc.*	75,300	937,485
etrials Worldwide, Inc.*+	147,500	706,525
Healthcare Services Group	46,600	1,298,742
HMS Holdings Corp.*	142,800	2,928,828
Stewart Enterprises, Inc.	310,900	2,406,366
Sun Healthcare Group, Inc.*	316,100	4,520,230

		12,798,176

Healthcare Technology – 7.2%
AFP Imaging Corp.*	555,500	1,055,450
Durect Corporation*+	229,900	919,600
Natus Medical, Inc.*	90,600	1,419,702
Omnicell, Inc.*	74,400	1,674,744
Phase Forward*	118,000	1,939,920

		7,009,416

Industrial – 6.9%
DXP Enterprises, Inc.*	20,000	949,000
Hardinge, Inc.	55,900	1,741,844
Ladish Co., Inc.*	31,000	1,380,529
RBC Bearings, Inc.*	68,500	2,644,100

		6,715,473

Technology Services & Software – 14.2%
Aladdin Knowledge Systems Ltd.*[f]	79,900	1,778,574
BluePhoenix Solutions Ltd.*[f]+	247,000	2,426,775
China Security & Survillance Technology, Inc.*+	222,800	1,417,008
Double-Take Software, Inc.*	66,800	1,054,772
Saba Software, Inc.*	133,000	799,330
Salary.com, Inc.*	146,300	1,663,431
Smith Micro Software, Inc.*+	89,900	1,414,127
Vocus, Inc.*	96,400	2,317,456
Wireless Ronin Technologies Inc.*+	140,600	939,208

		13,810,681

Telecommunications – 4.8%
Ceragon Networks Ltd.*[f]+	337,190	3,220,165
Globecomm Systems, Inc.*	107,400	1,463,862

		4,684,027

See Notes to Financial Statements

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Security Description	Shares	Value

Common Stocks (continued)
Transportation – 2.2%
Midwest Air Group, Inc.*	143,800	$2,164,190

Total Common Stocks (Cost $76,348,466)		92,890,022

Principal
Amount

Short Term Investments – 3.6%
United States Government Agency Issues – 3.6%
Federal Home Loan Bank Discontinued Note, 0.000%, 6/01/2007	$3,495,000	3,495,000

	Shares

Variable Rate Demand Notes – 0.0%
SEI Daily Income Trust Treasury Fund – Class B	1,501	1,501

Total Short Term Investments (Cost $3,496,501)		3,496,501

Investments Purchased As Securities Lending Collateral – 4.9%
Boston Global Investment Trust Enhanced Portfolio, L.P.	4,779,550	4,779,550

Total Investment Purchased As Securities Lending Collateral (Cost $4,779,550)		4,779,550

Total Investments – 104.2% (Cost $84,624,517)		101,166,073
Liabilities in Excess of Other Assets – (4.2)%		(4,055,257)

Total Net Assets – 100.0%		$97,110,816

*	Non Income Producing

[f]	Foreign Issued Security

Restricted Security. Purchased in a private placement transaction: resale to the public may require registration or may extend only to qualified institutional buyers.
#	Fair Valued Security
+	All or portion of this security is on loan. See Note 5 in the Notes to Financial Statements.

See Notes to Financial Statements

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Security Description	Shares	Value

Common Stocks – 98.7%
Basic Resources – 5.4%
AM Castle & Co.	9,100	$336,700
Northwest Pipe Co.*	15,600	563,160
Olin Corp.	25,500	516,120
Terra Industries, Inc.*	18,400	356,776

		1,772,756

Business Services – 14.3%
Cornell Companies, Inc.*	51,300	1,222,479
Corrections Corporation of America*	17,850	1,156,680
Darling International, Inc.*	103,400	935,770
Geo Group Inc.*	24,800	1,351,600

		4,666,529

Consumer Durables – 3.0%
Interface, Inc.	25,300	427,064
Tempur-Pedic International, Inc.	21,900	555,384

		982,448

Consumer Merchandising – 2.8%
Guess ?, Inc.	15,100	667,420
Zumiez, Inc.*	6,700	258,620

		926,040

Consumer Non Durables – 5.1%
Crocs, Inc.*+	10,700	870,552
THQ, Inc.*	22,700	774,070

		1,644,622

Consumer Services – 1.0%
LKQ Corp.*	12,700	317,119

Defense – 1.2%
ICF International, Inc.*	20,800	383,136

Electronic Components – 4.5%
Atheros Communications, Inc.*	17,800	518,158
NetLogic Microsystems, Inc.*	15,500	478,020
Pericom Semiconductor Corp.*	41,900	459,224

		1,455,402

Electronic Technology – 1.3%
Varian Semiconductor Equipment Associates, Inc.*	9,750	410,963

Energy – 7.3%
Berry Petroleum Co.	9,500	346,085
Carrizo Oil & Gas, Inc.*	8,800	357,896
Dawson Geophysical Co.*	9,000	479,070
Geokinetics, Inc.*	12,500	350,625

See Notes to Financial Statements

16	1.800.426.9157

Security Description	Shares	Value

Common Stocks (continued)
Energy (continued)

Ja Solar Holdings Co., Ltd. – ADR*	18,000	$427,860
Lufkin Industries, Inc.	6,400	409,024

		2,370,560

Healthcare Products – 11.3%
Cardiac Science Corp.*	32,300	339,473
Conceptus, Inc.*	29,500	548,110
KV Pharmaceutical Co.*	32,800	885,600
Medicis Pharmaceutical Corp.	9,800	323,400
NuVasive, Inc.*	24,800	643,808
PDL BioPharma, Inc.*	21,500	591,465
Symmetry Medical, Inc.*	22,200	340,326

		3,672,182

Healthcare Services – 7.6%
Healthcare Services Group	16,100	448,707
HMS Holdings Corp.*	37,800	775,278
Sun Healthcare Group, Inc.*	87,000	1,244,100

		2,468,085

Healthcare Technology – 10.0%
Allscripts Healthcare Solutions, Inc.*	9,500	233,320
Integra LifeSciences Holdings, Corp.*	7,100	364,372
Natus Medical, Inc.*	27,000	423,090
Omnicell, Inc.*	25,400	571,754
Phase Forward*	31,600	519,504
Respironics, Inc.*	9,200	406,180
Thoratec Corp.*	21,400	423,934
TriZetto Group, Inc.*	17,000	315,010

		3,257,164

Industrial – 7.5%
AGCO Corp.*	16,900	731,432
General Cable Corp.*	7,400	504,310
Greif, Inc.	7,500	417,450
HEICO Corp.	8,600	368,940
Ladish Co., Inc.*	9,500	435,022

		2,457,154

Technology Services & Software – 8.1%
Aladdin Knowledge Systems Ltd.*[f]	26,300	585,438
Saba Software, Inc.*	45,200	271,652
Shanda Interactive Entertainment, Ltd. – ADR*	32,300	913,444
Smith Micro Software, Inc.*+	29,500	464,035
Vocus, Inc.*	16,800	403,872

		2,638,441

Telecommunications – 4.4%
Ceragon Networks Ltd.*[f]	110,124	1,051,684
Neustar, Inc.*	12,800	371,968

		1,423,652

See Notes to Financial Statements

www.brazosfunds.com	17

Security Description	Shares	Value

Common Stocks (continued)
Transportation – 3.9%
American Commercial Lines, Inc.*	13,700	$434,153
Genesis Lease Ltd. – ADR	16,600	466,460
Kirby Corp.*	8,900	356,178

		1,256,791

Total Common Stocks (Cost $26,527,587)		32,103,044

Principal
Amount

Federal Home Loan Bank Discontinued Note, 0.000%, 6/01/2007	$847,000	847,000

	Shares

Variable Rate Demand Notes – 0.0%
SEI Daily Income Trust Treasury Fund – Class B	389	389

Total Short Term Investments (Cost $847,389)		847,389

Investments Purchased as Securities Lending Collateral – 4.2%
Boston Global Investment Trust Enhanced Portfolio, L.P.	1,352,250	1,352,250

Total Investment Purchased As Securities Lending Collateral (Cost $1,352,250)		1,352,250

Total Investments 105.5% (Cost $28,727,226)		34,302,683
Liabilities in Excess of Other Assets – (5.5)%		(1,787,984)

Total Net Assets – 100.0%		$32,514,699

ADR American Depository Receipt
* Non Income Producing
f Foreign Issued Security
+ All or portion of this security is on loan. See Note 5 in the Notes to Financial Statements.

See Notes to Financial Statements

18	1.800.426.9157

Security Description	Shares	Value

Common Stocks – 98.0%
Basic Resources – 4.7%
Olin Corp.	45,200	$914,848
Potash Corp. of Saskatchewan, Inc.[f]	8,400	595,980
SXR Uranium One, Inc.*[f]	47,100	734,066

		2,244,894

Business Services – 4.4%
Corrections Corporation of America*	18,650	1,208,520
Geo Group Inc.*	15,900	866,550

		2,075,070

Consumer Durables – 5.9%
Dollar Tree Stores, Inc.*	20,300	858,893
MSC Industrial Direct Co., Inc.	11,700	626,652
O’Reilly Automotive, Inc.*	18,300	695,217
Tempur-Pedic International, Inc.	25,100	636,536

		2,817,298

Consumer Merchandising – 4.3%
Abercrombie & Fitch Co. – Class A	7,600	628,140
Guess ?, Inc.	19,200	848,640
Urban Outfitters, Inc.*	20,700	550,206

		2,026,986

Consumer Non Durables – 5.1%
Activision, Inc.*	62,700	1,240,833
Crocs, Inc.*+	14,600	1,187,856

		2,428,689

Consumer Services – 4.1%
Penn National Gaming, Inc.*	18,200	972,426
Starwood Hotels & Resorts Worldwide, Inc.	13,600	980,152

		1,952,578

Electronic Components – 7.8%
Intersil Corp.	26,500	797,650
MEMC Electronic Materials, Inc.*	6,500	395,070
Microchip Technology, Inc.	24,700	1,002,326
NVIDIA Corporation*	23,500	814,745
Silicon Laboratories, Inc.*	20,000	692,400

		3,702,191

Electronic Technology – 2.3%
KLA-Tencor Corp.	10,600	582,788
Varian Semiconductor Equipment Associates, Inc.*	11,700	493,155

		1,075,943

See Notes to Financial Statements

www.brazosfunds.com	19

Security Description	Shares	Value

Common Stocks (continued)

Energy – 11.2%
Arch Coal, Inc.	14,700	$593,586
Berry Petroleum Co.	13,000	473,590
Cameron International Corp.*	7,900	560,110
National-Oilwell, Inc.*	10,300	972,835
Noble Corp.[f]	10,500	970,095
Quicksilver Resources, Inc.*+	1,600	711,840
Southwestern Energy Co.*	12,600	599,760
Ultra Petroleum Corp.*[f]	7,300	448,074

		5,329,890

Financial Institutions – 3.7%
Affiliated Managers Group, Inc.*	6,000	781,200
InterContinental Exchange, Inc.*	6,800	985,592

		1,766,792

Financial Services & Software – 4.2%
CB Richard Ellis Group, Inc.*	19,100	710,902
Mastercard, Inc.	8,600	1,286,130

		1,997,032

Healthcare Products – 4.5%
Celegene Corp.*	7,200	440,928
Genzyme Corp.*	5,900	380,668
KV Pharmaceutical Co.*	29,000	783,000
PDL BioPharma, Inc.*	20,400	561,204

		2,165,800

Healthcare Services – 5.6%
Cerner Corp.*	10,000	568,100
Covance Inc.*	15,700	1,044,835
HMS Holdings Corp.*	20,800	426,608
Pharmaceutical Product Development, Inc.	17,200	627,800

		2,667,343

Healthcare Technology – 5.7%
Hologic, Inc.*	8,900	481,401
Intuitive Surgical, Inc.*	6,400	880,832
ResMed, Inc.*	10,600	477,848
Respironics, Inc.*	19,400	856,510

		2,696,591

Industrial – 11.9%
AGCO Corp.*	22,100	956,488
Fluor Corp.	6,000	624,600
General Cable Corp.*	12,100	824,615
Greif, Inc.	10,900	606,694
Manitowoc Co.	8,000	606,240
Precision Castparts, Corp.	9,000	1,076,040
Thomas & Betts Corp.*	16,800	974,736

		5,669,413

See Notes to Financial Statements

20	1.800.426.9157

Security Description	Shares	Value

Common Stocks (continued)
Technology Services & Software – 8.3%
Akamai Technologies, Inc.*	18,600	$822,306
Salesforce.com, Inc.*	9,900	467,775
Shanda Interactive Entertainment, Ltd. – ADR*	39,300	1,111,404
VeriFone Holdings, Inc.*	20,500	709,915
Vocus, Inc.*	34,200	822,168

		3,933,568

Telecommunications – 1.0%
Ciena Corp.*	14,000	480,480

Transportation – 0.8%
C.H. Robinson Worldwide, Inc.	6,900	373,842

Utilities – 2.5%
Leap Wireless International, Inc.*	8,500	726,410
NII Holdings, Inc.*	5,800	472,526

		1,198,936

Total Common Stocks (Cost $40,227,092)		46,603,336

Principal
Amount

Short Term Investments – 2.9%
United States Government Agency Issues – 2.9%
Federal Home Loan Bank Discontinued Note, 0.000%, 6/01/2007	$1,379,000	1,379,000

	Shares

Variable Rate Demand Notes – 0.0%
SEI Daily Income Trust Treasury Fund – Class B	1,923	1,923

Total Short Term Investments (Cost $1,380,923)		1,380,923

Investments Purchased As Securities Lending Collateral – 3.7%
Boston Global Investment Trust Enhanced Portfolio, L.P.	1,755,900	1,755,900

Total Investment Purchased As Securities Lending Collateral (Cost $1,755,900)		1,755,900

Total Investments 104.6% (Cost $43,363,915)		49,740,159
Liabilities in Excess of Other Assets – (4.6)%		(2,166,948)

Total Net Assets – 100.0%		$47,573,211

ADR American Depository Receipt
* Non Income Producing
f Foreign Issued Security
+ All or portion of this security is on loan. See Note 5 in the Notes to Financial Statements.

See Notes to Financial Statements

www.brazosfunds.com	21

Security Description	Shares	Value

Common Stocks – 98.7%
Basic Resources – 3.5%
Olin Corp.	58,400	$1,182,016
SXR Uranium One, Inc.*[f]	59,600	928,882

		2,110,898

Business Services – 5.2%
Cornell Companies, Inc.*	35,600	848,348
Corrections Corporation of America*	18,650	1,208,520
Geo Group Inc.*	20,600	1,122,700

		3,179,568

Consumer Durables – 5.9%
Dollar Tree Stores, Inc.*	26,200	1,108,522
MSC Industrial Direct Co., Inc.	14,300	765,908
O’Reilly Automotive, Inc.*	23,000	873,770
Tempur-Pedic International, Inc.	32,500	824,200

		3,572,400

Consumer Merchandising – 4.0%
Abercrombie & Fitch Co. – Class A	9,600	793,440
Guess ?, Inc.	21,800	963,560
Urban Outfitters, Inc.*	26,800	712,344

		2,469,344

Consumer Non Durables – 4.3%
Activision, Inc.*	66,700	1,319,993
Crocs, Inc.*+	16,200	1,318,032

		2,638,025

Consumer Services – 5.3%
Omega Protein Corp.*	97,100	850,596
Penn National Gaming, Inc.*	23,500	1,255,605
Starwood Hotels & Resorts Worldwide, Inc.	15,800	1,138,706

		3,244,907

Electronic Components – 10.5%
Atheros Communications, Inc.*	31,400	914,054
Intersil Corp.	34,400	516,630
MEMC Electronic Materials, Inc.*	8,500	1,035,440
Microchip Technology, Inc.	30,100	1,221,458
NVIDIA Corporation*	33,700	1,168,379
Silicon Laboratories, Inc.*	25,800	893,196
Texas Instruments, Inc.	18,200	643,552

		6,392,709

See Notes to Financial Statements

22	1.800.426.9157

Security Description	Shares	Value

Common Stocks (continued)

Electronic Technology – 2.2%
KLA-Tencor Corp.	12,900	$709,242
Varian Semiconductor Equipment Associates, Inc.*	15,000	632,250

		1,341,492

Energy – 10.0%
Arch Coal, Inc.	18,900	763,182
Cameron International Corp.*	10,200	723,180
National-Oilwell, Inc.*	13,300	1,256,185
Noble Corp.[f]	13,600	1,256,504
Quicksilver Resources, Inc.*+	17,300	769,677
Southwestern Energy Co.*	16,200	771,120
Ultra Petroleum Corp.*[f]	9,400	576,972

		6,116,820

Financial Institutions – 3.8%
Affiliated Managers Group, Inc.*	7,800	1,015,560
InterContinental Exchange, Inc.*	8,800	1,275,472

		2,291,032

Financial Services & Software – 4.1%
CB Richard Ellis Group, Inc.*	24,000	893,280
Mastercard, Inc.	10,800	1,615,140

		2,508,420

Healthcare Products – 4.6%
Celegene Corp.*	9,300	569,532
Genzyme Corp.*	7,600	490,352
KV Pharmaceutical Co.*	37,500	1,012,500
PDL BioPharam, Inc.*	26,200	720,762

		2,793,146

Healthcare Services – 5.3%
Cerner Corp.*	12,900	732,849
Covance Inc.*	18,400	1,224,520
HMS Holdings Corp.*	26,900	551,719
Pharmaceutical Product Development, Inc.	20,600	751,900

		3,260,988

Healthcare Technology – 5.5%
Hologic, Inc.*	11,400	616,626
Intuitive Surgical, Inc.*	8,300	1,142,329
ResMed, Inc.*	13,700	617,596
Respironics, Inc.*	22,200	980,130

		3,356,681

Industrial – 12.4%
AGCO Corp.*	28,600	1,237,808
Fluor Corp.	7,800	811,980
General Cable Corp.*	19,800	1,349,370
Greif, Inc.	14,000	779,240
Manitowoc Co.	10,300	780,534

See Notes to Financial Statements

www.brazosfunds.com	23

Security Description	Shares	Value

Common Stocks (continued)
Industrial (continued)

Precision Castparts, Corp.	11,500	$1,374,940
Thomas & Betts Corp.*	21,700	1,259,034

		7,592,906

Technology Services & Software – 7.4%
Akamai Technologies, Inc.*	17,200	760,412
Salesforce.com, Inc.*	12,800	604,800
Shanda Interactive Entertainment, Ltd. – ADR*	45,000	1,272,600
VeriFone Holdings, Inc.*	26,500	917,695
Vocus, Inc.*	39,200	942,368

		4,497,875

Telecommunications – 1.4%
Ciena Corp.*	25,500	875,160

Transportation – 0.8%
C.H. Robinson Worldwide, Inc.	8,900	482,202

Utilities – 2.5%
Leap Wireless International, Inc.*	11,000	940,060
NII Holdings, Inc.*	7,400	602,878

		1,542,938

Total Common Stocks (Cost $52,099,374)		60,267,511

Principal
Amount

Short Term Investments – 2.2%
United States Government Agency Issues – 2.2%
Federal Home Loan Bank Discontinued Note, 0.000%, 6/01/2007	$1,331,000	1,331,000

	Shares

Variable Rate Demand Notes – 0.0%
SEI Daily Income Trust Treasury Fund – Class B	1,291	1,291

Total Short Term Investments (Cost $1,332,291)		1,332,291

Investments Purchased as Securities Lending Collateral – 3.0%
Boston Global Investment Trust Enhanced Portfolio, L.P.	1,815,100	1,815,100

Total Investment Purchased as Securities Lending Collateral (Cost $1,815,100)		1,815,100

Total Investments – 103.9% (Cost $55,246,765)		63,414,902
Liabilities in Excess of Other Assets – (3.9)%		(2,386,371)

Total Net Assets – 100.0%		$61,028,531

FADR American Depository Receipt

*	Non Income Producing

[f]	Foreign Issued Security

+	All or portion of this security is on loan. See Note 5 in the Notes to Financial Statements.

See Notes to Financial Statements

24	1.800.426.9157

	Micro Cap	Small Cap	Mid Cap	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Investment securities, at value*	$92,890,022	$32,103,044	$46,603,336	$60,267,511
Short-term securities*	8,276,051	2,199,639	3,136,823	3,147,391
Receivable for investments sold	2,268,034	44,912	—	57,161
Interest and dividends receivable	2,802	3,099	10,990	14,095
Receivable for shares of beneficial interest sold	55,887	5,238	—	—
Prepaid expenses and other assets	66,614	24,732	35,701	43,197

Total assets	103,559,410	34,380,664	49,786,850	63,529,355

LIABILITIES:
Collateral on securities loaned	4,779,550	1,352,250	1,755,900	1,815,100
Payable for investments purchased	1,204,467	406,122	337,613	563,862
Payable for shares of beneficial interest redeemed	246,260	6,819	5,828	1,048
Investment advisory and management fees payable	102,852	33,707	27,808	27,938
Accrued expenses	108,785	51,232	67,711	68,037
Administration fee payable	185	5,748	—	—
Other payables	4,008	9,190	18,629	22,873
Distribution and service maintenance fees payable	2,487	897	150	1,966

Total liabilities	6,448,594	1,865,965	2,213,639	2,500,824

Net assets	$97,110,816	$32,514,699	$47,573,211	$61,028,531

NET ASSETS WERE COMPOSED OF:
Shares of beneficial interest at par value of $0.001	$4,112	$1,308	$3,968	$3,190
Paid-in capital	72,683,848	39,420,958	37,294,001	69,375,937

	72,687,960	39,422,266	37,297,969	69,379,127
Accumulated undistributed net investment loss	(602,903)	(168,298)	(191,893)	(234,348)
Accumulated undistributed net realized gain (loss) on investments	8,484,203	(12,314,726)	4,090,891	(16,284,385)
Net unrealized appreciation of investments	16,541,556	5,575,457	6,376,244	8,168,137

Net assets	$97,110,816	$32,514,699	$47,573,211	$61,028,531

* Identified cost:
Investment securities	$76,348,466	$26,527,587	$40,227,092	$52,099,374

Short-term securities	$8,276,051	$2,199,639	$3,136,823	$3,147,391

See Notes to Financial Statements

www.brazosfunds.com	25

	Micro Cap	Small Cap	Mid Cap	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Class Y (unlimited shares authorized):
Net assets	$84,379,897	$27,423,260	$6,021,229	$8,156,036
Shares of beneficial interest issued and outstanding	3,561,858	1,097,909	492,381	419,687
Net asset value, offering and redemption price per share	$23.69	$24.98	$12.23	$19.43

Class N (unlimited shares authorized):
Net assets	$10,158,793	$3,830,683	$41,551,983	$51,061,224
Shares of beneficial interest issued and outstanding	434,728	156,265	3,475,983	2,671,630
Net asset value, offering and redemption price per share	$23.37	$24.51	$11.95	$19.11

Class B* (unlimited shares authorized):
Net assets	$2,572,126	$1,260,756		$1,811,271
Shares of beneficial interest issued and outstanding	115,204	54,068		98,287
Net asset value, offering and redemption price per share share (excluding any applicable contingent deferred sales charge)	$22.33	$23.32		$18.43

*	Class B shares will convert automatically to Class N shares on the first business day of the month after eight years from the issuance of such shares.

See Notes to Financial Statements

26	1.800.426.9157

	Micro Cap	Small Cap	Mid Cap	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Income:
Interest	$86,718	$23,612	$55,092	$55,448
Dividends (net of foreign taxes withheld of $0, $58, $248, and $281, respectively)	79,631	24,982	59,989	70,016
Securities lending	9,064	1,490	1,322	1,621

Total investment income	175,413	50,084	116,403	127,085

Expenses:
Investment advisory and management fees	573,071	139,349	177,870	208,105
Administration fees	38,205	17,654	18,973	22,198
Distribution and service maintenance fees – Class N	10,394	5,924	6,597	7,761
Distribution and service maintenance fees – Class B	6,402	4,698	—	7,705
Transfer agent fees and expenses	32,858	27,654	26,291	30,203
Registration fees	17,349	16,174	12,231	18,271
Fund accounting expenses	21,481	23,842	20,020	12,019
Custodian fees and expenses	11,179	6,871	8,704	9,401
Audit and tax fees	16,752	23,705	22,970	20,469
Trustees’ fees and expenses	43,308	15,151	24,322	27,211
Printing expense	9,193	2,805	4,824	5,767
Legal fees and expenses	26,120	9,346	16,929	16,363
Insurance expense	28,981	10,590	17,119	19,601
Miscellaneous expenses	1,217	527	649	739

Total expenses	836,510	304,290	357,499	405,813
Less: Expenses waived or reimbursed	(58,194)	(85,908)	(66,272)	(57,377)

Net expenses	778,316	218,382	291,227	348,436

Net investment loss	(602,903)	(168,298)	(174,824)	(221,351)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	8,684,011	3,069,917	4,292,297	4,586,545
Net change in unrealized appreciation on investments	5,787,139	1,939,984	2,910,885	4,366,618

Net realized and unrealized gain on investments	14,471,150	5,009,901	7,203,182	8,953,163

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,868,247	$4,841,603	$7,028,358	$8,731,812

See Notes to Financial Statements

www.brazosfunds.com	27

	Micro Cap Portfolio		Small Cap Portfolio
	For the six	For the	For the six	For the
	months ended	year ended	months ended	year ended
	May 31,	November 30,	May 31,	November 30,
	2007	2006	2007	2006
	(unaudited)		(unaudited)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment loss	$(602,903)	$(947,396)	$(168,298)	$(290,221)
Net realized gain on investments	8,684,011	17,272,553	3,069,917	4,781,876
Net change in unrealized appreciation on investments	5,787,139	32,845	1,939,984	180,804

Net increase in net assets resulting from operations	13,868,247	16,358,002	4,841,603	4,672,459

Dividends and distributions to shareholders:
From net realized gain on investments (Class Y)	(14,505,195)	(636,117)	—	—
From net realized gain on investments (Class N)	(1,129,686)	(86,367)	—	—
From net realized gain on investments (Class B)	(463,522)	(24,085)	—	—

Total dividends and distributions to shareholders	(16,098,403)	(746,569)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	3,129,188	(29,405,575)	(2,627,788)	(13,386,168)

Total increase (decrease) in net assets	899,032	(13,794,142)	2,213,815	(8,713,709)
NET ASSETS:
Beginning of period	96,211,784	110,005,926	30,300,884	39,014,593

End of period	$97,110,816	$96,211,784	$32,514,699	$30,300,884

Includes undistributed net investment loss of:	$(602,903)	$(947,396)	$(168,298)	$(290,221)

See Notes to Financial Statements

28	1.800.426.9157

	Mid Cap Portfolio		Growth Portfolio
	For the six	For the	For the six	For the
	months ended	year ended	months ended	year ended
	May 31,	November 30,	May 31,	November 30,
	2007	2006	2007	2006
	(unaudited)		(unaudited)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net income (loss)	$(174,824)	$281,105	$(221,351)	$153,147
Net realized gain on investments	4,292,297	4,594,466	4,586,545	3,451,538
Net change in unrealized appreciation (depreciation) on investments	2,910,885	(1,459,362)	4,366,618	(549,283)

Net increase in net assets resulting from operations	7,028,358	3,416,209	8,731,812	3,055,402

Dividends and distributions to shareholders:
From net investment income (Class Y)	(77,633)	—	(28,337)	—
From net investment income (Class N)	(189,765)	—	(137,807)	—
From net investment income (Class B)	—	—	—	—
From net realized gain on investments (Class Y)	(1,172,017)	(2,931,247)	—	—
From net realized gain on investments (Class N)	(2,917,047)	(4,244,641)	—	—
From net realized gain on investments (Class B)	—	—	—	—

Total dividends and distributions to shareholders	(4,356,462)	(7,175,888)	(166,144)	—

Net decrease in net assets resulting from capital share transactions (Note 6)	(5,882,846)	(7,325,349)	(2,453,695)	(9,527,871)

Total increase (decrease) in net assets	(3,210,950)	(11,085,028)	6,111,973	(6,472,469)
NET ASSETS:
Beginning of period	50,784,161	61,869,189	54,916,558	61,389,027

End of period	$47,573,211	$50,784,161	$61,028,531	$54,916,558

Includes undistributed net investment income (loss) of:	$(191,893)	$282,875	$(234,348)	$155,007

See Notes to Financial Statements

www.brazosfunds.com	29

MICRO CAP PORTFOLIO

			Net
			gain										Ratio
			(loss)								Ratio		of net
	Net		on invest-	Total	Dividends	Distri-		Net		Net	of net		investment
	Asset	Net	ments	from	from net	butions		Asset		Assets	expenses		loss to
	Value,	invest-	(realized	invest-	invest-	from	Total	Value,		end of	to average		average
Period	beginnig	ment	and	ment	ment	capital	distri-	end of	Total	period	net		net	Portfolio
Ended	of period	loss[1]	unrealized)	operations	income	gains	butions	period	return[2]	(000’s)	assets[3]		assets[4]	Turnover[6]

Class Y

11/30/2002	$17.93	$(0.20)	$(5.62)	$(5.82)	$—	$—	$—	$12.11	(32.46)%	$181,603	1.42%		(1.23)%	134%

11/30/2003	12.11	(0.18)	7.15	6.97	—	—	—	19.08	57.56	223,006	1.48		(1.30)	155

11/30/2004	19.08	(0.25)	1.44	1.19	—	—	—	20.27	6.24	155,302	1.52		(1.36)	220

11/30/2005	20.27	(0.24)	0.73	0.49	—	—	—	20.76	2.42	94,226	1.52		(1.22)	197

11/30/2006	20.76	(0.21)	4.05	3.84	—	(0.14)	(0.14)	24.46	18.64	86,841	1.60		(0.92)	304

05/31/2007[8]	24.46	(0.14)	3.46	3.32	—	(4.09)	(4.09)	23.69	16.11	84,380	1.60	[7]	(1.23)[7]	68

Class N5

11/30/2002	$17.88	$(0.28)	$(5.33)	$(5.81)	$—	$—	$—	$12.07	(32.49)%	$8,373	1.90%		(1.71)%	134%

11/30/2003	12.07	(0.23)	7.11	6.88	—	—	—	18.95	57.00	11,690	1.76		(1.58)	155

11/30/2004	18.95	(0.29)	1.41	1.12	—	—	—	20.07	5.91	8,693	1.76		(1.60)	220

11/30/2005	20.07	(0.28)	0.71	0.43	—	—	—	20.50	2.14	12,408	1.75		(1.45)	197

11/30/2006	20.50	(0.22)	4.10	3.88	—	(0.14)	(0.14)	24.24	19.07	6,707	1.81		(1.13)	304

05/31/2007[8]	24.24	(0.16)	3.38	3.22	—	(4.09)	(4.09)	23.37	15.87	10,159	1.82	[7]	(1.45)[7]	68

Class B

11/30/2002	$17.81	$(0.38)	$(5.50)	$(5.88)	$—	$—	$—	$11.93	(33.02)%	$4,465	2.55%		(2.36)%	134%

11/30/2003	11.93	(0.31)	7.00	6.69	—	—	—	18.62	56.08	5,362	2.40		(2.22)	155

11/30/2004	18.62	(0.38)	1.38	1.00	—	—	—	19.62	5.37	4,458	2.37		(2.21)	220

11/30/2005	19.62	(0.37)	0.69	0.32	—	—	—	19.94	1.63	3,372	2.32		(2.02)	197

11/30/2006	19.94	(0.35)	3.89	3.54	—	(0.14)	(0.14)	23.34	17.90	2,664	2.47		(1.79)	304

05/31/2007[8]	23.34	(0.18)	3.26	3.08	—	(4.09)	(4.09)	22.33	15.93	2,572	2.05	[7]	(1.68)[7]	68

[1]	Calculated based upon average shares outstanding.
[2]	Total return in not annualized and does not reflect sales load.
[3]	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2002	11/30/2003	11/30/2004	11/30/2005	11/30/2006	5/31/2007[7,8]

Micro Cap Portfolio Class Y	1.42%	1.51%	1.52%	1.62%	1.73%	1.72%

Micro Cap Portfolio Class N	2.14	1.79	1.81	1.90	1.99	1.99

Micro Cap Portfolio Class B	2.75	2.43	2.42	2.47	2.65	2.22

[4]	Ratio presented above represents net investment loss net of waivers and reimbursements. Ratio of net investment loss to average net assets before expense reimbursements, as follows:

	11/30/2002	11/30/2003	11/30/2004	11/30/2005	11/30/2006	5/31/2007[7,8]

Micro Cap Portfolio Class Y	(1.23)%	(1.32)%	(1.36)%	(1.22)%	(1.05)%	(1.35)%

Micro Cap Portfolio Class N	(1.96)	(1.61)	(1.65)	(1.50)	(1.31)	(1.62)

Micro Cap Portfolio Class B	(2.56)	(2.25)	(2.42)	(2.07)	(1.97)	(1.85)

[5]	Formerly Class A shares.
[6]	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
[7]	Annualized.
[8]	Six month period is unaudited.

30	1.800.426.9157

SMALL CAP PORTFOLIO

			Net
			gain										Ratio
			(loss) on					Net			Ratio		of net
	Net		invest-	Total	Dividends	Distri-		Asset		Net	of net		investment
	Asset	Net	ments	from	from net	butions		Value		Assets	expenses		loss to
	Value,	invest-	(realized	invest-	invest-	from	Total	end,		end of	to average		average
Period	beginnig	ment	and	ment	ment	capital	distri-	of	Total	period	net		net		Portfolio
Ended	of period	loss[1]	unrealized)	operations	income	gains	butions	period	return[2]	(000’s)	assets[3]		assets[4]		Turnover[6]

Class Y
11/30/2002	$17.59	$(0.12)	$(4.20)	$(4.32)	$—	$—	$—	$13.27	(24.56)%	$730,498	1.03%		(0.75)%		116%
11/30/2003	13.27	(0.12)	4.04	3.92	—	—	—	17.19	29.54	809,795	1.11		(0.84)		161
11/30/2004	17.19	(0.17)	0.65	0.48	—	—	—	17.67	2.79	179,459	1.17		(1.01)		225
11/30/2005	17.67	(0.16)	1.08	0.92	—	—	—	18.59	5.21	33,082	1.28		(0.95)		186
11/30/2006	18.59	(0.16)	2.95	2.79	—	—	—	21.38	15.01	25,284	1.35		(0.82)		307
05/31/2007[8]	21.38	(0.12)	3.72	3.60	—	—	—	24.98	16.84	27,423	1.35	[7]	(1.02)	[7]	89
Class N5
11/30/2002	$17.33	$(0.22)	$(4.09)	$(4.31)	$—	$—	$—	$13.02	(24.87)%	$7,177	1.63%		(1.34)%		116%
11/30/2003	13.02	(0.16)	3.94	3.78	—	—	—	16.80	29.03	16,979	1.41		(1.14)		161
11/30/2004	16.80	(0.21)	0.64	0.43	—	—	—	17.23	2.56	3,980	1.47		(1.31)		225
11/30/2005	17.23	(0.20)	1.05	0.85	—	—	—	18.08	4.93	4,189	1.50		(1.17)		186
11/30/2006	18.08	(0.20)	3.13	2.93	—	—	—	21.01	16.21	3,698	1.59		(1.06)		307
05/31/2007[8]	21.01	(0.15)	3.65	3.50	—	—	—	24.51	16.66	3,831	1.62	[7]	(1.29)	[7]	89
Class B
11/30/2002	$17.09	$(0.31)	$(4.03)	$(4.34)	$—	$—	$—	$12.75	(25.39)%	$3,478	2.26%		(1.99)%		116%
11/30/2003	12.75	(0.20)	3.86	3.66	—	—	—	16.41	28.71	3,234	1.85		(1.58)		161
11/30/2004	16.41	(0.29)	0.62	0.33	—	—	—	16.74	2.01	2,425	1.99		(1.83)		225
11/30/2005	16.74	(0.25)	1.01	0.76	—	—	—	17.50	4.54	1,744	2.11		(1.78)		186
11/30/2006	17.50	(0.31)	2.83	2.52	—	—	—	20.02	14.40	1,318	2.50		(1.97)		307
05/31/2007[8]	20.02	(0.18)	3.48	3.30	—	—	—	23.32	16.48	1,261	2.03	[7]	(1.71)	[7]	89

[1]	Calculated based upon average shares outstanding.
[2]	Total return in not annualized and does not reflect sales load.
[3]	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2002	11/30/2003	11/30/2004	11/30/2005	11/30/2006	5/31/2007[7,8]

Small Cap Portfolio Class Y	1.03%	1.11%	1.17%	1.38%	1.68%	1.90%

Small Cap Portfolio Class N	1.64	1.41	1.52	1.65	1.95	2.22

Small Cap Portfolio Class B	2.38	1.85	2.04	2.16	2.86	2.63

[4]	Ratio presented above represents net investment loss net of waivers and reimbursements. Ratio of net investment loss to average net assets before expense reimbursements, as follows:

	11/30/2002	11/30/2003	11/30/2004	11/30/2005	11/30/2006	5/31/2007[7,8]

Small Cap Portfolio Class Y	(0.75)%	(0.84)%	(1.01)%	(0.95)%	(1.13)%	(1.57)%

Small Cap Portfolio Class N	(1.35)	(1.14)	(1.36)	(1.22)	(1.42)	(1.89)

Small Cap Portfolio Class B	(2.11)	(1.58)	(1.88)	(1.83)	(2.33)	(2.31)

[5]	Formerly Class A shares.
[6]	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
[7]	Annualized.
[8]	Six month period is unaudited.

www.brazosfunds.com	31

MID CAP PORTFOLIO

			Net
			gain										Ratio
			(loss) on										of net
			invest-								Ratio		investment
	Net	Net	ments	Total	Dividends	Distri-		Net		Net	of net		income
	Asset	invest-	(realized	from	from net	butions		Asset		Assets	expenses		(loss) to
	Value,	ment	and	invest-	invest-	from	Total	Value,		end of	to		average
Period	beginning	gain	unreal-	ment	ment	capital	distri-	end of	Total	period	average		net	Portfolio
Ended	of period	(loss)[1]	ized)	operations	income	gains	butions	period	return[2]	(000’s)	net assets[3]		assets[4]	Turnover[6]

Class Y

11/30/2002	$10.73	$(0.07)	$(2.10)	$(2.17)	$—	$—	$—	$8.56	(20.22)%	$88,196	1.04%		(0.75)%	108%

11/30/2003	8.56	(0.07)	2.23	2.16	—	—	—	10.72	25.23	124,465	1.01		(0.72)	172

11/30/2004	10.72	(0.07)	0.69	0.62	—	—	—	11.34	5.78	43,962	1.03		(0.66)	250

11/30/2005	11.34	(0.08)	1.04	0.96	—	—	—	12.30	8.47	27,743	1.19		(0.71)	272

11/30/2006	12.30	0.06	0.62	0.68	—	(1.51)	(1.51)	11.47	5.93	14,951	1.20		0.52	499

05/31/2007[8]	11.47	(0.04)	1.78	1.74	(0.06)	(0.92)	(0.98)	12.23	16.56	6,021	1.20	[7]	(0.71)[7]	136

Class N5

11/30/2002	$10.67	$(0.12)	$(2.10)	$(2.22)	$—	$—	$—	$8.45	(20.81)%	$26,799	1.52%		(1.22)%	108%

11/30/2003	8.45	(0.07)	2.19	2.12	—	—	—	10.57	25.09	31,109	1.07		(0.78)	172

11/30/2004	10.57	(0.07)	0.69	0.62	—	—	—	11.19	5.87	32,405	1.05		(0.68)	250

11/30/2005	11.19	(0.09)	1.02	0.93	—	—	—	12.12	8.31	34,126	1.25		(0.77)	272

11/30/2006	12.12	0.05	0.60	0.65	—	(1.51)	(1.51)	11.26	5.86	35,833	1.22		0.50	499

05/31/2007[8]	11.26	(0.04)	1.71	1.67	(0.06)	(0.92)	(0.98)	11.95	16.32	41,552	1.24	[7]	(0.75)[7]	136

[1]	Calculated based upon average shares outstanding.
[2]	Total return is not annualized and does not reflect sales load.
[3]	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2002	11/30/2003	11/30/2004	11/30/2005	11/30/2006	5/31/2007[7,8]

Mid Cap Portfolio Class Y	1.04%	1.01%	1.03%	1.19%	1.35%	1.48%

Mid Cap Portfolio Class N	1.55	1.07	1.05	1.25	1.37	1.52

[4]	Ratio presented above represents net investment income (loss) net of waivers and reimbursements. Ratio of net investment income (loss) to average net assets before expense reimbursements, as follows:

	11/30/2002	11/30/2003	11/30/2004	11/30/2005	11/30/2006	5/31/2007[7,8]

Mid Cap Portfolio Class Y	(0.75)%	(0.72)%	(0.66)%	(0.71)%	0.37%	(0.99)%

Mid Cap Portfolio Class N	(1.25)	(0.78)	(0.68)	(0.77)	0.35	(1.03)

[5]	Formerly Class A shares.
[6]	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
[7]	Annualized.
[8]	Six month period is unaudited.

32	1.800.426.9157

GROWTH PORTFOLIO

			Net
			gain										Ratio
			(loss) on								Ratio		of net
			invest-								of net		investment
	Net	Net	ments	Total	Dividends	Distri-		Net		Net	expenses		income
	Asset	invest-	(realized	from	from net	butions		Asset		Assets	to		(loss) to
	Value,	ment	and	invest-	invest-	from	Total	Value,		end of	average		average
Period	beginnig	income	unreal-	ment	ment	capital	distri-	end of	Total	period	net		net	Portfolio
Ended	of period	(loss)[1]	ized)	operations	income	gains	butions	period	return[2]	(000’s)	assets[3]		assets[4]	Turnover[6]

Class Y

11/30/2002	$15.46	$(0.07)	$(4.39)	$(4.46)	$—	$—	$—	$11.00	(28.85)%	$71,316	1.04%		(0.50)%	158%

11/30/2003	11.00	(0.09)	2.95	2.86	—	—	—	13.86	26.00	36,554	1.09		(0.73)	178

11/30/2004	13.86	(0.05)	0.65	0.60	—	—	—	14.46	4.33	24,563	1.20		(0.40)	274

11/30/2005	14.46	(0.10)	1.46	1.36	—	—	—	15.82	9.41	16,107	1.20		(0.70)	295

11/30/2006	15.82	0.05	0.84	0.89	—	—	—	16.71	5.63	8,675	1.20		0.31	507

05/31/2007[8]	16.71	(0.07)	2.84	2.77	(0.05)	—	(0.05)	19.43	16.66	8,156	1.20	[7]	(0.74)[7]	139

Class N5

11/30/2002	$15.35	$(0.14)	$(4.34)	$(4.48)	$—	$—	$—	$10.87	(29.19)%	$32,270	1.54%		(1.01)%	158%

11/30/2003	10.87	(0.08)	2.90	2.82	—	—	—	13.69	25.94	37,930	1.12		(0.76)	178

11/30/2004	13.69	(0.06)	0.64	0.58	—	—	—	14.27	4.24	38,440	1.23		(0.43)	274

11/30/2005	14.27	(0.11)	1.43	1.32	—	—	—	15.59	9.25	42,492	1.24		(0.74)	295

11/30/2006	15.59	0.05	0.83	0.88	—	—	—	16.47	5.64	44,048	1.24		0.27	507

05/31/2007[8]	16.47	(0.07)	2.76	2.69	(0.05)	—	(0.05)	19.11	16.40	51,061	1.23	[7]	(0.77)[7]	139

Class B

11/30/2002	$15.28	$(0.23)	$(4.29)	$(4.52)	$—	$—	$—	$10.76	(29.58)%	$5,589	2.19%		(1.66)%	158%

11/30/2003	10.76	(0.20)	2.88	2.68	—	—	—	13.44	24.91	4,902	2.09		(1.73)	178

11/30/2004	13.44	(0.18)	0.62	0.44	—	—	—	13.88	3.27	3,543	2.14		(1.34)	274

11/30/2005	13.88	(0.20)	1.39	1.19	—	—	—	15.07	8.57	2,790	1.97		(1.47)	295

11/30/2006	15.07	(0.06)	0.84	0.78	—	—	—	15.85	5.18	2,193	2.07		(0.56)	507

05/31/2007[8]	15.85	(0.13)	2.71	2.58	—	—	—	18.43	16.28	1,812	2.02	[7]	(1.56)[7]	139

[1]	Calculated based upon average shares outstanding.

[2]	Total return in not annualized and does not reflect sales load.

[3]	Ratio presented above represents expenses net of waivers and reimbursements. Ratio of expenses to average net assets before expense reimbursements, as follows:

	11/30/2002	11/30/2003	11/30/2004	11/30/2005	11/30/2006	5/31/07[7,8]

Growth Portfolio Class Y	1.04%	1.14%	1.19%	1.30%	1.37%	1.41%

Growth Portfolio Class N	1.57	1.17	1.22	1.34	1.41	1.44

Growth Portfolio Class B	2.37	2.14	2.13	2.07	2.24	2.23

[4]	Ratio presented above represents net investment income (loss) net of waivers and reimbursements. Ratio of net investment income (loss) to average net assets before expense reimbursements, as follows:

	11/30/2002	11/30/2003	11/30/2004	11/30/2005	11/30/2006	5/31/07[7,8]

Growth Portfolio Class Y	(0.50)%	(0.78)%	(0.39)%	(0.80)%	0.14%	(0.95)%

Growth Portfolio Class N	(1.04)	(0.81)	(0.42)	(0.84)	0.10	(0.98)

Growth Portfolio Class B	(1.84)	(1.78)	(1.33)	(1.57)	(0.73)	(1.77)

[5]	Formerly Class A shares.
[6]	Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
[7]	Annualized.
[8]	Six month period is unaudited.

www.brazosfunds.com	33

1. Description of the Fund. Brazos Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust. The Trust’s Declaration of Trust, as amended, permits the Trustees to establish separate series or “Portfolios,” each of which may issue separate classes of shares. The authorized shares of beneficial interest of the Trust are currently divided into four Portfolios, the Brazos Small Cap Portfolio (“Small Cap Portfolio”), the Brazos Micro Cap Portfolio (“Micro Cap Portfolio”), the Brazos Growth Portfolio (“Growth Portfolio”, formerly the Multi Cap Portfolio), and the Brazos Mid Cap Portfolio (“Mid Cap Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”). The investment objective and principal strategy for each Portfolio is as follows:

Micro Cap Portfolio seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in micro capitalization companies.

Small Cap Portfolio seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in small capitalization companies.

Mid Cap Portfolio seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in mid capitalization companies.

Growth Portfolio seeks to provide maximum capital growth, consistent with reasonable risk to principal, by investing primarily in equity securities. Effective as of January 26, 2004, the name of the Multi Cap Portfolio was changed to the Growth Portfolio.

The Portfolios each have three classes of shares, with the exception of the Mid Cap Portfolio, which only offers Class N (formerly Class A) and Class Y shares. The expense structure for each class is as follows:

Class N (formerly Class A) shares –	Offered at net asset value per share. Prior to November 25, 2002, the former Class A shares were offered at a net asset value per share plus an initial sales charge and/or a contingent deferred sales charge (“CDSC”). This initial sales charge does not apply to new sales of Class N shares on or after November 25, 2002. Certain Class N shares originally purchased as Class A shares or Class B shares of the Mid Cap Portfolio, may still be subject to a CDSC.

34	1.800.426.9157

Class B shares –	Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class N shares on the first business day of the month after eight years from the issuance of such shares and at such time will be subject to the lower distribution fee applicable to Class N shares. Effective August 20, 2002, Class B shares of the Small Cap Portfolio, Micro Cap Portfolio and the Growth Portfolio were closed to all new purchases except through dividend reinvestment.

Class Y shares –	Offered at net asset value per share exclusively for institutional investors.

Each share of a particular class within each portfolio bears the same voting, dividend, liquidation and other rights and conditions. Class N and Class B shares each make distribution and account maintenance and service fee payments under the distribution plans adopted pursuant to Rule 12b-1 under the 1940 Act, except that Class B shares are subject to higher distribution fee rates.

Effective November 25, 2002, all outstanding Class A shares were redesignated as “Class N” shares and the front-end and contingent deferred sales loads were eliminated for all new sales of Class N shares.

Effective November 25, 2002, all outstanding Class B shares of the Mid Cap Portfolio were redesignated as “Class N” shares and the contingent deferred sales loads were eliminated for all new sales of Class N shares.

The Adviser has contractually agreed to cap the annual net expense rate for the Portfolios through November 30, 2007. This expense cap can be altered only with the approval of a majority vote of the Board of Trustees of the Trust. The annual net expense ratio for each class of each Portfolio is:

Portfolio	Class N	Class B	Class Y

Micro Cap	1.90%	2.55%	1.60%
Small Cap	1.65%	2.30%	1.35%
Mid Cap	1.55%	N/A	1.20%
Growth	1.55%	2.20%	1.20%

The amount of any fee waiver or reimbursed expense may be reimbursed to the Adviser in the future provided that the payments are reimbursed within three years of being made and the combination of the Portfolio’s expenses and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and the Adviser has recouped any eligible previous payments, the Portfolio will be charged only such lower expenses.

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2. Significant Accounting Policies. The following is a summary of the significant accounting policies of the Fund:

Security Valuation. Each Portfolio’s securities, except short-term investments with remaining maturities of 60 days or less, use the last quoted trading price or official closing price as market value. For non-Nasdaq listed securities, the Portfolios use the same price quoted by the exchange on which the security is primarily traded. For Nasdaq equity securities, the Portfolios use the Nasdaq official closing price. Unlisted securities and listed securities which have not been traded on the valuation date are valued at the average between the last price asked and the last price bid. In the event such market quotations are not readily available or are not reliable, fair value will be used to value the Portfolios. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust’s Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under procedures adopted by the Board of Trustees.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (SFAS) No. 157. “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management has recently begun to evaluate the application of the statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds’ financial statements.

Restricted Securities. The Micro Cap Portfolio owns an investment security which is unregistered and thus restricted as to resale. This security is valued by the Portfolio after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of this security requires registration under the Securities Act of 1933, the Portfolio has the right to include this security in such registration, without cost to the Portfolio. The Portfolio has no right to require registration of unregistered securities. At May 31, 2007, the Portfolio’s restricted security has an aggregate market value of $750,000 representing 0.8% of the net assets of the Portfolio.

Repurchase Agreements. The Portfolios may invest in one or more repurchase agreements. The Portfolios’ custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the purchase price. For repurchase agreements

36	1.800.426.9157

maturing in more than one year, the collateral must equal at least 102% of the purchase price. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Federal Income Taxes. Each Portfolio is treated as a separate entity and intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income tax is recorded.

The Portfolios may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Portfolios intend to distribute their net investment income and capital gains as necessary to avoid this excise tax.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. A tax position that meets the more likely than not threshold is measured to determine the amount of benefit or expense to recognize in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and whether it will have any impact on the Funds’ financial statements.

Investment Income and Expenses. Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all portfolios are allocated among the Portfolios based upon their relative net asset values or other appropriate allocation methods.

Distributions to Shareholders. Each Portfolio will distribute at least annually to shareholders substantially all of its net investment income. Capital gain distributions, if any, will be paid at least annually. The character of distributions made during the year from net investment income or net realized gains might differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The reclassifications have no effect on net assets or net asset value per share. For the year ended

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November 30, 2006, the Micro Cap Portfolio had a decrease in undistributed net investment loss of $957,536, a decrease in accumulated realized gain of $945,402 and a decrease in paid-in capital of $12,134. The Small Cap Portfolio had a decrease in undistributed net investment loss of $289,554, and a decrease in paid-in capital of $289,554. The Mid Cap Portfolio had an increase in undistributed net investment income of $88,484, a decrease in accumulated realized gains of $470,628, and an increase in paid-in capital of $382,144. The Growth Portfolio had an increase in undistributed net investment gain of $148,566, a decrease in accumulated realized loss of $1, and a decrease in paid-in capital of $148,567. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Other. Investment security transactions are accounted for on a trade date basis. Each Portfolio uses the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Guarantees and indemnifications. In the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims against the Portfolios that have not yet occurred. Based on experience the Portfolios expect the risk of loss to be remote.

3. Investment Securities. The aggregate purchases and sales of long-term securities for the six months ended May 31, 2007 were as follows:

	Purchases	Sales

Micro Cap Portfolio	$62,633,173	$74,974,001
Small Cap Portfolio	27,028,851	29,843,363
Mid Cap Portfolio	63,042,431	73,257,719
Growth Portfolio	76,019,056	77,501,429

The Portfolios did not invest in U.S. government securities.

4. Advisory Fees and Other Agreements. The Trust, on behalf of each Portfolio, employs Brazos Capital Management, L.P. (the “Adviser”) (formerly John McStay Investment Counsel L.P.), an investment management firm founded in 1983, to furnish investment advisory and other services to the Trust and each Portfolio. On April 19, 1999 the Adviser became an indirect subsidiary of American

38	1.800.426.9157

International Group, Inc. Under Investment Advisory Agreements with the Trust, the Adviser manages the investment and reinvestment of the assets of the Portfolios. The Adviser must adhere to the stated investment objectives and policies of the Portfolios, and is subject to the control and supervision of the Trust’s Board of Trustees. For its services under the Advisory Agreements, the Portfolios contractually agreed to pay the Adviser a monthly fee at the annual rate of 1.20%, 0.90%, 0.75% and 0.75% of the average daily net assets of the Micro Cap Portfolio, Small Cap Portfolio, Mid Cap Portfolio, and Growth Portfolio, respectively.

Additionally, for the six months ended May 31, 2007, the Adviser contractually reimbursed certain operating expenses of the Growth Portfolio in the amount of $57,377 and voluntarily reimbursed certain operating expenses of the Micro Cap Portfolio, Small Cap Portfolio, and Mid Cap Portfolio in the amounts of $58,194, $85,908, and $66,272, respectively.

Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

	Micro Cap	Small Cap	Mid Cap	Growth
Year of Expiration	Portfolio	Portfolio	Portfolio	Portfolio

November 30, 2008	$—	$—	$—	$59,379
November 30, 2009	$25,234	$98,208	$83,098	$103,147
November 30, 2010	$55,620	$84,657	$66,272	$57,377

The Trust, on behalf of each Portfolio, entered into a Distribution Agreement with Quasar Distributors, LLC (“Quasar”), an affiliate of U.S. Bancorp Fund Services, LLC (the “Administrator”). A Distribution Plan for each class of shares of a Portfolio has been adopted in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares (“distribution expenses”) in accordance with a plan adopted by the investment company’s board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of Class N and Class B have adopted Distribution Plans hereinafter referred to as the “Class N Plan” and “Class B Plan”.

Under the Class N Plan and Class B Plan, the Trust is authorized to pay to the Distributor and/or other parties (which need not be registered broker-dealers) distribution and/or service fees for a Portfolio at an annual rate of up to 0.35% and 1.00%, respectively, of the average daily net assets of such Portfolio share class. This fee will be paid pursuant to an appropriate agreement in payment for any activities or expenses intended to result in the sale and/or retention of Trust shares, including, but not limited to, (a) compensation paid to registered representatives of the Distributor and to participating dealers or to any other persons that have entered into selling agreements with the Distributor or the Trust, (b) salaries and other expenses of the Distributor or other parties relating to selling or servicing efforts, (c) expenses of organizing and conducting sales seminars, printing of prospectuses, statements of additional information and reports for other than existing shareholders, (d) preparation and distribution of

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advertising materials and sales literature and other sales promotion expenses, and/or (e) ongoing services to shareholders which facilitate the continued retention of investors as shareholders of a Portfolio. These fees are payable by the Trust on behalf of a Portfolio regardless of whether those fees exceed or are less than the actual expenses incurred by the Distributor and/or other applicable parties with respect to such Portfolio in a particular year.

Presently, the Board has authorized payments under each Plan only to the extent necessary to pay for actual 12b-1 expenses incurred. The current authorizations currently amount to 0.35% and 0.25% for Small Cap Portfolio’s Class N and Class B shares, 0.35% and 0.25% for Micro Cap Portfolio’s Class N and Class B shares, 0.02% and 0.25% for Growth Portfolio’s Class N and Class B shares, and 0.02% for Mid Cap Portfolio’s Class N shares. As described in Note 8, each Portfolio previously accrued distribution and shareholder services fees in amounts that exceeded its contractual obligation to pay such fees. The Portfolios have restated their financial statements for years ended November 30, 2006 and prior to reflect the reversal of these excess amounts accrued.

The Trust, on behalf of each Portfolio, entered into a Transfer Agent Servicing Agreement with the Administrator.

5. Securities Lending. Effective March 1, 2007, the Brazos Mutual Funds entered into a securities lending agreement with Goldman Sachs (the “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

As of May 31, 2007, the Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in securities listed in the Portfolios’ respective Schedule of Investments. Securities lending income is disclosed in the Portfolios’ Statement of Operations.

As of May 31, 2007, the value of securities loaned and collateral held by the Portfolios are as follows:

	Market Value
	of Securities
	Loaned	Collateral

Micro Cap Portfolio	$4,625,283	$4,779,550
Small Cap Portfolio	1,324,094	1,352,250
Mid Cap Portfolio	1,720,088	1,755,900
Growth Portfolio	1,778,264	1,815,100

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6. Trust Shares. At May 31, 2007, there were an unlimited number of shares of beneficial interest authorized. The following table summarizes the activity in shares and dollar amounts applicable to each Portfolio.

	Micro Cap Portfolio				Small Cap Portfolio
	Class Y				Class Y
	For the six		For the		For the six		For the
	months ended		year ended		months ended		year ended
	May 31, 2007		November 30, 2006		May 31, 2007		November 30, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	$335,338	$7,466,046	560,823	$13,061,970	24,690	$574,738	32,104	$634,882
Reinvested dividends	590,289	12,142,252	29,540	616,497	—	—	—	—
Shares redeemed	(914,665)	(19,882,711)	(1,578,788)	(34,887,469)	(109,555)	(2,511,616)	(628,664)	(12,325,176)

Net decrease	10,962	$(274,413)	(988,425)	$(21,209,002)	(84,865)	$(1,936,878)	(596,560)	$(11,690,294)

Beginning Shares	3,550,896		4,539,321		1,182,774		1,779,334

Ending Shares	3,561,858		3,550,896		1,097,909		1,182,774

	Micro Cap Portfolio				Small Cap Portfolio
	Class N				Class N
	For the six		For the		For the six		For the
	months ended		year ended		months ended		year ended
	May 31, 2007		November 30, 2006		May 31, 2007		November 30, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	156,446	$3,458,479	94,346	$2,151,664	13,880	$317,371	18,179	$352,378
Reinvested dividends	47,490	962,150	3,874	79,712	—	—	—	—
Shares redeemed	(45,925)	(1,011,965)	(426,828)	(9,252,014)	(33,629)	(757,486)	(73,815)	(1,430,017)

Net decrease	158,011	$3,408,664	(328,608)	$(7,020,638)	(19,749)	$(440,115)	(55,636)	$(1,077,639)

Beginning Shares	276,717		605,325		176,014		231,650

Ending Shares	434,728		276,717		156,265		176,014

	Micro Cap Portfolio				Small Cap Portfolio
	Class B				Class B
	For the six		For the		For the six		For the
	months ended		year ended		months ended		year ended
	May 31, 2007		November 30, 2006		May 31, 2007		November 30, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—	—	$—	—	$—
Reinvested dividends	22,271	430,270	1,055	21,055	—	—	—	—
Shares redeemed	(21,168)	(435,333)	(56,084)	(1,196,990)	(11,781)	(250,795)	(33,790)	(618,235)

Net decrease	1,103	$(5,063)	(55,029)	$(1,175,935)	(11,781)	$(250,795)	(33,790)	$(618,235)

Beginning Shares	114,101		169,130		65,849		99,639

Ending Shares	115,204		114,101		54,068		65,849

	Mid Cap Portfolio				Growth Portfolio
	Class Y				Class Y
	For the six		For the		For the		For the
	months ended		year ended		months ended		year ended
	May 31, 2007		November 30, 2006		May 31, 2007		November 30, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,364	$15,350	33,061	$374,657	3,952	$74,119	87,346	$1,437,677
Reinvested dividends	54,350	570,133	227,765	2,525,916	1,604	26,766	—	—
Shares redeemed	(867,371)	(9,442,149)	(1,212,337)	(14,180,070)	(104,880)	(1,841,884)	(586,626)	(9,447,503)

Net decrease	(811,657)	$(8,856,666)	(951,511)	$(11,279,497)	(99,324)	$(1,740,999)	(499,280)	$(8,009,826)

Beginning Shares	1,304,038		2,255,549		519,011		1,018,291

Ending Shares	492,381		1,304,038		419,687		519,011

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	Mid Cap Portfolio				Growth Portfolio
	Class N				Class N
	For the six		For the		For the six		For the
	months ended		year ended		months ended		year ended
	May 31, 2007		November 30, 2006		May 31, 2007		November 30, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	704	$7,575	1,515	$16,872	5,977	$99,405	6,591	$109,360
Reinvested dividends	305,154	3,100,368	391,720	4,234,495	8,416	136,840	—	—
Shares redeemed	(12,671)	(134,123)	(26,458)	(297,219)	(17,736)	(295,629)	(56,500)	(898,547)

Net decrease	293,187	$2,973,820	366,777	$3,954,148	(3,343)	$(59,384)	(49,909)	$(789,187)

Beginning Shares	3,182,796		2,816,019		2,674,973		2,724,882

Ending Shares	3,475,983		3,182,796		2,671,630		2,674,973

	Growth Portfolio
	Class B
	For the Six		For The
	Months Ended		Year Ended
	May 31, 2007		November 30, 2006
	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—
Shares redeemed	(40,134)	(653,312)	(46,732)	(728,858)

Net decrease	(40,134)	$(653,312)	(46,732)	$(728,858)

Beginning Shares	138,421		185,153

Ending Shares	98,287		138,421

7. Income Tax Information. At November 30, 2006, accumulated earnings/(losses) on a tax basis were as follows:

	Micro Cap	Small Cap	Mid Cap	Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Cost of Investments for tax purposes	$84,681,623	$27,068,806	$47,727,121	$51,655,240

Gross unrealized appreciation	12,263,638	4,133,123	4,117,922	4,420,175
Gross unrealized depreciation	(1,697,916)	(543,511)	(833,830)	(738,343)

Net unrealized appreciation	$10,565,722	$3,589,612	$3,284,092	$3,681,832

Undistributed ordinary income	11,676,487	—	3,156,646	153,147
Undistributed long-term capital gain	4,410,803	—	1,162,608	—

Total distributable earnings	$16,087,290	$—	$4,319,254	$153,147

Other accumulated losses	$—	$(15,338,782)	$—	$(20,751,243)

Total accumulated earnings (losses)	$26,653,012	$(11,749,170)	$7,603,346	$(16,916,264)

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At November 30, 2006, undistributed ordinary income and long-term capital gains for federal tax purposes were as follows:

	Undistributed	Undistributed
	Ordinary	Long-Term
	Income*	Capital Gains

Micro Cap Portfolio	$11,676,487	$4,410,803
Small Cap Portfolio	—	—
Mid Cap Portfolio	3,156,646	1,162,608
Growth Portfolio	153,147	—

*	Amount includes net investment income and short-term capital gains.

The following net realized capital loss carryforwards at November 30, 2006, may be utilized to offset future capital gains. To the extent the Small Cap Portfolio and Growth Portfolio realize future net capital gains, taxable distributions to their shareholders will be offset by any unused capital loss carryforward to the extent allowed by the Internal Revenue Code (IRC).

	Capital Loss	Expiration
	Carryforward	Through

Micro Cap Portfolio	$—	—
Small Cap Portfolio	15,338,782	11/30/10
Mid Cap Portfolio	—	—
Growth Portfolio	20,761,114	11/30/10

During the six months ended May 31, 2007 the Portfolios paid the following dividends:

	Ordinary Income	Net Long-Term
	Dividends	Capital Gains

Micro Cap Portfolio	$11,687,573	$4,410,830
Small Cap Portfolio	—	—
Mid Cap Portfolio	3,173,734	1,182,728
Growth Portfolio	116,144	—

During the year ended November 30, 2006 the Portfolios paid the following dividends:

	Ordinary Income	Net Long-Term
	Dividends	Capital Gains

Micro Cap Portfolio	$—	$746,569
Small Cap Portfolio	—	—
Mid Cap Portfolio	5,523,912	1,651,976
Growth Portfolio	—	—

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8. Restatement. During 2007 the Portfolios determined that amounts accrued, but never disbursed, for a portion of distribution and shareholder services expenses for Class B and Class N shares during the fiscal years ended November 30, 2003, 2004, 2005 and 2006, and the six months ended May 31, 2007, should not have been accrued. During these periods, the Portfolios accrued distribution and services fees in amounts equal to the maximum percentage rates specified in the applicable distribution and shareholder services plans. Portions of the accruals were not expended because there were no specific contractual agreements which mandated payment of these accrued but unspent amounts. The financial statements of each of the Portfolios for the years ended November 30, 2006 and prior have been restated to reflect a reversal of the excess amounts previously expensed and payable as follows:

	Year ended November 30
	2006	2005	2004	2003

Expenses for accrued distribution and service maintenance fees adjusted:
Micro Cap Portfolio
Class N	$7,688	$7,379	$5,393	$1,632
Class B	$4,446	$5,765	$4,500	$1,130
Payable at November 30	$37,933	$25,799	$12,655	$2,762
Small Cap Portfolio
Class N	$2,265	$3,095
Class B	$2,445	$4,543	$3,361	$6,440
Payable at November 30	$22,149	$17,439	$9,801	$6,440
Mid Cap Portfolio
Class N	$119,260	$111,497	$100,713	$79,067
Payable at November 30	$410,537	$291,277	$179,780	$79,067
Growth Portfolio
Class N	$144,032	$129,469	$120,391	$106,230
Class B	$4,534	$6,797	$2,480
Payable at November 30	$513,933	$365,367	$229,101	$106,230

In addition, the Funds have recorded $55,465 payable at May 31, 2007 to shareholders for which the Funds’ net asset values were adjusted in connection with this restatement.

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The principal effects of this restatement on amounts previously reported are as follows:

	Year ended November 30, 2006
	As previously
Micro Cap Portfolio	reported	As restated

Statement of Assets and Liabilities:
Other Payables	$0	$1,993
Distribution and service maintenance fees payable	40,686	2,753
Total Liabilities	239,905	203,965
Net Assets	96,175,844	96,211,784
Net Assets – Class N	6,685,040	6,707,131
Net Asset Value – Class N	24.16	24.24
Net Assets – Class B	2,649,766	2,663,615
Net Asset Value – Class B	23.22	23.34
Statement of Operations:
Net Expenses	$1,615,729	$1,605,589
Net Investment Loss	(957,536)	(947,396)
Net Increase in Net Assets Resulting from Operations	16,347,862	16,358,002

	Year ended November 30, 2005
	As previously
	reported	As restated

Statement of Changes in Net Assets:
Net Investment Loss	$(1,764,325)	$(1,751,180)
Net Assets — beginning of period	172,180,521	172,193,176
Net Assets — end of period	109,980,126	110,005,926

	Year ended November 30, 2006
	As previously
Small Cap Portfolio:	reported	As restated

Statement of Assets and Liabilities:
Other Payables	$0	$7,639
Distribution and service maintenance fees payable	23,640	1,490
Total Liabilities	545,156	530,645
Net Assets	30,286,373	30,300,884
Net Assets – Class N	3,692,667	3,698,028
Net Asset Value – Class N	20.98	21.01
Net Assets – Class B	1,309,140	1,318,290
Net Asset Value – Class B	19.88	20.02
Statement of Operations:
Net Expenses	$458,437	$459,104
Net Investment Loss	(289,554)	(290,221)
Net Increase in Net Assets Resulting from Operations	4,673,126	4,672,459

	Year ended November 30, 2005
	As previously
	reported	As restated

Statement of Changes in Net Assets:
Net Investment Loss	$(987,811)	$(982,434)
Net Assets – beginning of period	188,004,942	188,014,743
Net Assets – end of period	38,999,415	39,014,593

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	Year ended November 30, 2006
	As previously
Mid Cap Portfolio:	reported	As restated

Statement of Assets and Liabilities:
Other Payables	$0	$16,584
Distribution and service maintenance fees payable	410,681	145
Total Liabilities	1,763,709	1,369,757
Net Assets	50,390,209	50,784,161
Net Assets – Class N	35,439,128	35,833,080
Net Asset Value – Class N	11.13	11.26
Statement of Operations:
Net Expenses	$779,668	$662,854
Net Investment Income	164,291	281,105
Net Increase in Net Assets Resulting from Operations	3,299,395	3,416,209

	Year ended November 30, 2005
	As previously
	reported	As restated

Statement of Changes in Net Assets:
Net Investment Loss	$(581,673)	$(484,315)
Net Assets – beginning of period	76,187,857	76,367,637
Net Assets – end of period	61,592,051	61,869,189

	Year ended November 30, 2006
	As previously
Growth Portfolio:	reported	As restated

Statement of Assets and Liabilities:
Other Payables	$0	$17,057
Distribution and service maintenance fees payable	515,760	1,827
Total Liabilities	1,816,708	1,319,832
Net Assets	54,419,682	54,916,558
Net Assets – Class N	43,563,948	44,048,199
Net Asset Value – Class N	16.29	16.47
Net Assets – Class B	2,180,805	2,193,430
Net Asset Value – Class B	15.75	15.85
Statement of Operations:
Net Expenses	$915,024	$775,221
Net Investment Income	13,344	153,147
Net Increase in Net Assets Resulting from Operations	2,915,599	3,055,402

	Year ended November 30, 2005
	As previously
	reported	As restated

Statement of Changes in Net Assets:
Net Investment Loss	$(606,584)	$(477,381)
Net Assets – beginning of period	68,282,679	68,510,549
Net Assets – end of period	61,031,954	61,389,027

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FINANCIAL HIGHLIGHTS:

	Year ended		Year ended		Year ended		Year ended
	November 30, 2006		November 30, 2005		November 30, 2004		November 30, 2003
	As previously		As previously		As previously		As previously
Micro Cap Portfolio	reported	As restated	reported	As restated	reported	As restated	reported	As restated

Class N Shares:
Net investment loss	$(0.27)	$(0.22)	$(0.30)	$(0.28)	$(0.30)	$(0.29)	$(0.23)	$(0.23)*
Net Asset Value, end of period	$24.16	$24.24	$20.47	$20.50	$20.06	$20.07	$18.95	$18.95 *
Total Return	18.85%	19.07%	2.04%	2.14%	5.86%	5.91%	57.00%	57.00%*
Net Assets end of period (000’s)	$6,685	$6,707	$12,393	$12,408	$8,686	$8,693	$11,689	$11,690
Ratio of net expenses to average net assets	1.90%	1.81%	1.82%	1.75%	1.82%	1.76%	1.78%	1.76%
Ratio of net investment loss to average net assets	(1.22)%	(1.13)%	(1.52)%	(1.45)%	(1.66)%	(1.60)%	(1.60)%	(1.58)%
Ratio of Net expenses to average net assets before expense reimbursement	2.08%	1.99%	1.97%	1.90%	1.87%	1.81%	1.81%	1.79%
Ratio of Net investment loss to average net assets before expense reimbursements	(1.40)%	(1.31)%	(1.57)%	(1.50)%	(1.71)%	(1.65)%	(1.62)%	(1.61)%
Class B Shares:
Net investment loss	$(0.40)	$(0.35)	$(0.41)	$(0.37)	$(0.41)	$(0.38)	$(0.31)	$(0.31)*
Net Asset Value, end of period	$23.22	$23.34	$19.87	$19.94	$19.59	$19.62	$18.62	$18.62 *
Total Return	17.70%	17.90%	1.43%	1.63%	5.21%	5.37%	56.08%	56.08%*
Net Assets end of period (000’s)	$2,650	$2,664	$3,361	$3,372	$4,453	$4,458	$5,361	$5,362
Ratio of net expenses to average net assets	2.55%	2.47%	2.47%	2.32%	2.47%	2.37%	2.43%	2.40%
Ratio of net investment loss to average net assets	(1.87)%	(1.79)%	(2.17)%	(2.02)%	(2.31)%	(2.21)%	(2.25)%	(2.22)%
Ratio of Net expenses to average net assets before expense reimbursement	2.73%	2.65%	2.62%	2.47%	2.52%	2.42%	2.46%	2.43%
Ratio of Net investment loss to average net assets before expense reimbursements	(2.05)%	(1.97)%	(2.22)%	(2.07)%	(2.52)%	(2.42)%	(2.27)%	(2.25)%

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	Year ended		Year ended		Year ended		Year ended
	November 30, 2006		November 30, 2005		November 30, 2004		November 30, 2003
	As previously		As previously		As previously		As previously
Small Cap Portfolio	reported	As restated	reported	As restated	reported	As restated	reported	As restated

Class N Shares:
Net investment loss	$(0.22)	$(0.20)	$(0.21)	$(0.20)
Net Asset Value, end of period	$20.98	$21.01	$18.07	$18.08
Total Return	16.10%	16.21%	4.88%	4.93%
Net Assets end of period (000’s)	$3,693	$3,698	$4,186	$4,189
Ratio of net expenses to average net assets	1.65%	1.59%	1.58%	1.50%
Ratio of net investment loss to average net assets	(1.12)%	(1.06)%	(1.25)%	(1.17)%
Ratio of Net expenses to average net assets before expense reimbursement	2.01%	1.95%	1.73%	1.65%
Ratio of Net investment loss to average net assets before expense reimbursements	(1.48)%	(1.42)%	(1.30)%	(1.22)%
Class B Shares:
Net investment loss	$(0.33)	$(0.31)	$(0.31)	$(0.25)	$(0.31)	$(0.29)	$(0.24)	$(0.20)
Net Asset Value, end of period	$19.88	$20.02	$17.38	$17.50	$16.68	$16.74	$16.37	$16.41
Total Return	14.38%	14.40%	4.20%	4.54%	1.89%	2.01%	28.39%	28.71%
Net Assets end of period (000’s)	$1,309	$1,318	$1,731	$1,744	$2,416	$2,425	$3,227	$3,234
Ratio of net expenses to average net assets	2.30%	2.50%	2.23%	2.11%	2.12%	1.99%	2.06%	1.85%
Ratio of net investment loss to average net assets	(1.77)%	(1.97)%	(1.90)%	(1.78)%	(1.96)%	(1.83)%	(1.79)%	(1.58)%
Ratio of Net expenses to average net assets before expense reimbursement	2.66%	2.86%	2.28%	2.16%	2.17%	2.04%	2.06%	1.85%
Ratio of Net investment loss to average net assets before expense reimbursements	(2.13)%	(2.33)%	(1.95)%	(1.83)%	(2.01)%	(1.88)%	(1.79)%	(1.58)%

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	Year ended		Year ended		Year ended		Year ended
	November 30, 2006		November 30, 2005		November 30, 2004		November 30, 2003
	As previously		As previously		As previously		As previously
Mid Cap Portfolio	reported	As restated	reported	As restated	reported	As restated	reported	As restated

Class N Shares:
Net investment income (loss)	$0.02	$0.05	$(0.12)	$(0.09)	$(0.11)	$(0.07)	$(0.10)	$(0.07)
Net Asset Value, end of period	$11.13	$11.26	$12.02	$12.12	$11.12	$11.19	$10.54	$10.57
Total Return	5.51%	5.86%	8.09%	8.31%	5.50%	5.87%	24.73%	25.09%
Net Assets end of period (000’s)	$35,439	$35,833	$33,849	$34,126	$32,226	$32,405	$31,030	$31,109
Ratio of net expenses to average net assets	1.55%	1.22%	1.54%	1.25%	1.38%	1.05%	1.36%	1.07%
Ratio of net investment income (loss) to average net assets	0.17%	0.50%	(1.06)%	(0.77)%	(1.01)%	(0.68)%	(1.07)%	(0.78)%
Ratio of Net expenses to average net assets before expense reimbursement	1.70%	1.37%	1.54%	1.25%	1.38%	1.05%	1.36%	1.07%
Ratio of Net investment income (loss) to average net assets before expense reimbursements	0.02%	0.35%	(1.06)%	(0.77)%	(1.01)%	(0.68)%	(1.07)%	(0.78)%

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	Year ended		Year ended		Year ended		Year ended
	November 30, 2006		November 30, 2005		November 30, 2004		November 30, 2003
	As previously		As previously		As previously		As previously
Growth Portfolio:	reported	As restated	reported	As restated	reported	As restated	reported	As restated

Class N Shares:
Net investment income (loss)	$(0.01)	$0.05	$(0.15)	$(0.11)	$(0.10)	$(0.06)	$(0.12)	$(0.08)
Net Asset Value, end of period	$16.29	$16.47	$15.47	$15.59	$14.19	$14.27	$13.65	$13.69
Total Return	5.30%	5.64%	9.02%	9.25%	3.96%	4.24%	25.57%	25.94%
Net Assets end of period (000’s)	$43,564	$44,048	$42,144	$42,492	$38,214	$38,440	$37,824	$37,930
Ratio of net expenses to average net assets	1.55%	1.24%	1.55%	1.24%	1.55%	1.23%	1.44%	1.12%
Ratio of net investment income (loss) to average net assets	(0.04)%	0.27%	(1.05)%	(0.74)%	(0.75)%	(0.43)%	(1.08)%	(0.76)%
Ratio of Net expenses to average net assets before expense reimbursement	1.72%	1.41%	1.65%	1.34%	1.54%	1.22%	1.49%	1.17%
Ratio of Net investment income (loss) to average net assets before expense reimbursements	(0.21)%	0.10%	(1.15)%	(0.84)%	(0.74)%	(0.42)%	(1.13)%	(0.81)%
Class B Shares:
Net investment loss	$(0.11)	$(0.06)	$(0.24)	$(0.20)	$(0.19)	$(0.18)
Net Asset Value, end of period	$15.75	$15.85	$15.02	$15.07	$13.87	$13.88
Total Return	4.86%	5.18%	8.29%	8.57%	3.20%	3.27%
Net Assets end of period (000’s)	$2,181	$2,193	$2,781	$2,790	$3,541	$3,543
Ratio of net expenses to average net assets	2.20%	2.07%	2.20%	1.97%	2.20%	2.14%
Ratio of net investment loss to average net assets	(0.69%)	(0.56)%	(1.70)%	(1.47)%	(1.40)%	(1.34)%
Ratio of Net expenses to average net assets before expense reimbursement	2.37%	2.24%	2.30%	2.07%	2.19%	2.13%
Ratio of Net investment loss to average net assets before expense reimbursements	(0.86)%	(0.73)%	(1.80)%	(1.57)%	(1.39)%	(1.33)%

50	1.800.426.9157

Income Tax Information

	Year Ended November 30, 2006
	As previously
Micro Cap Portfolio	reported	As restated

Accumulated earnings/(losses) on a tax basis
Undistributed ordinary income	$11,678,481	$11,676,487
Total distributable earnings	16,089,284	16,087,290
Total accumulated earnings	26,655,006	26,653,012

	As previously
Mid Cap Portfolio	reported	As restated

Accumulated earnings/(losses) on a tax basis
Undistributed ordinary income	$3,159,091	$3,156,646
Total distributable earnings	4,321,699	4,319,254
Total accumulated earnings	7,605,791	7,603,346

	As previously
Growth Portfolio:	reported	As restated

Accumulated earnings/(losses) on a tax basis
Undistributed ordinary income	$161,910	$153,147
Total distributable earnings	161,910	153,147
Total accumulated earnings	(16,907,501)	(16,916,264)

The changes in net assets as a result of these adjustments have also been reflected in the percentages of total investments and categorized investments to net assets as of November 30, 2006, as follows:

Decrease in %
	Decrease in %	of categorized
	of total investments	investments to
	to total net assets	total net assets

Micro Cap Portfolio	less than 0.1%	less than 0.1%
Small Cap Portfolio	less than 0.1%	less than 0.1%
Mid Cap Portfolio	0.8%	0.1%
Growth Portfolio	0.9%	from 0.1% - 0.2%

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Proxy Voting. A description of the Trust’s proxy voting policies and procedures relating to the holdings of each Portfolio is available without charge, upon request, by calling 1-800-426-9157 or the SEC website at http://www.sec.gov.

Proxy Voting Record. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-426-9157 and on the SEC website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule. The Funds file complete schedules of portfolio holdings for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the Public Reference room may be obtained by calling 1-800-SEC-0330.

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TRUSTEES

GEORGE W. GAU
JOHN H. MASSEY
DAVID M. REICHERT
WAYNE G. WILLEMS

OFFICERS

WAYNE G. WILLEMS
President

BENJAMIN C. BELL, JR.
Chief Financial Officer and Treasurer

ADMINISTRATOR

U.S. BANCORP FUND SERVICES, LLC
615 EAST MICHIGAN STREET, 3RD FLOOR
MILWAUKEE, WI 53202
CUSTODIAN & TRANSFER AGENT

U.S. BANK, N.A.
1555 N. RIVER CENTER DR., SUITE 302
MILWAUKEE, WI 53212

COUNSEL

KIRKPATRICK & LOCKHART
PRESTON GATES ELLIS LLP
1601 K STREET, N.W.
WASHINGTON, DC 20006

INDEPENDENT REGISTER PUBLIC
ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
100 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202

DISTRIBUTOR

QUASAR DISTRIBUTORS, LLC
615 EAST MICHIGAN STREET
MILWAUKEE, WI 53202

When used as sales literature, this report must be accompanied or preceded by a Fund’s current prospectus. Distributed 03/07.

U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor • Milwaukee, WI 53202

800.426.9157
brazosfunds.com

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-

1

3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by the reference to the Registrant’s Form N-CSR filing on February 9, 2004.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Brazos Mutual Funds

By (Signature and Title)*	/s/ Wayne G. Willems

Wayne G. Willems, President

Date	August 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Wayne G. Willems

Wayne G. Willems, President

Date	August 2, 2007

By (Signature and Title)*	/s/ Benjamin C. Bell, Jr.

Benjamin C. Bell, Jr., Chief Financial Officer & Treasurer

Date	August 2, 2007

3